UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipals Trust Annual Report August 31, 2012

Alabama    •    Arkansas    •     Georgia    •    Kentucky    •    Maryland    •    Missouri

North Carolina    •    Oregon    •    South Carolina    •    Tennessee    •    Virginia

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2012

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Alabama	4
Arkansas	6
Georgia	8
Kentucky	10
Maryland	12
Missouri	14
North Carolina	16
Oregon	18
South Carolina	20
Tennessee	22
Virginia	24

Endnotes and Additional Disclosures	26

Fund Expenses	27

Financial Statements	33

Report of Independent Registered Public Accounting Firm	143

Federal Tax Information	144

Board of Trustees’ Contract Approval	145

Management and Organization	149

Important Notices	151

Eaton Vance

Municipal Income Funds

August 31, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

In the early months of the period, investors worried about intensifying debt problems in Europe, high U.S. unemployment, a stagnant housing market, and a Congressional deadlock that left businesses perplexed about the direction of tax and regulatory policy. Reacting to this turmoil, the S&P 500 Index2 continued to drift down through the fall of 2011.

Beginning in mid-December 2011, however, an equity rally took hold and continued into early April 2012, fueled by stronger economic growth in the fourth quarter, falling unemployment, and what the markets perceived as a successful restructuring of Greek debt. Then in May 2012, the third annual mid-year economic slowdown arrived, instigated by continuing problems in Europe, slowing growth in China, and political uncertainty in the U.S. Despite a slowdown in consumer spending and weakening employment data, however, stocks moved upward intermittently from June through the end of the period — in part because investors anticipated that worsening economic news would prompt the U.S. Federal Reserve to initiate “QE3,” another round of quantitative easing to stimulate the economy. U.S. Treasury yields, meanwhile, fell to all-time lows.

Against this backdrop, municipal bonds rallied during the one-year period ending August 31, 2012, led by the long end of the yield curve. The Funds’ primary benchmark, the Barclays Capital Municipal Bond Index (the Index) — an unmanaged index of municipal bonds traded in the U.S. — returned 8.78% for the period, while the Barclays Capital Long (22+) Municipal Bond Index returned 14.52% and the Barclays Capital 20 Year Municipal Bond Index returned 12.73%. As yields on higher quality bonds fell, investors moved out on the yield curve, buying longer maturity municipal bonds to potentially or try to take advantage of higher yields. In their quest for income during a period of historically low interest rates, investors also favored lower quality, higher yielding issues over higher quality bonds. As a result, longer duration, lower credit quality bonds were the best performers in the municipals space during the period.

With falling Treasury yields driven by a worldwide “flight to quality” (the perceived safety of Treasuries and other high-rated issues) and the Federal Reserve’s Operation Twist (central bank’s swapping of its short-term holdings for long-term Treasury bonds), municipal bonds during the period offered higher taxable-equivalent yields than Treasuries. The ratio of 30-year AAA7 municipal yields to 30-year Treasury yields — which historically has averaged less than 100% because municipal yields are federally tax-exempt — began the period at 108.4% and finished at 107.8%. Even though municipals rallied significantly, however, the global demand for the perceived safety of Treasuries drove Treasuries to deliver even higher total returns than municipal bonds for the period.

Fund Performance

For the fiscal year ending August 31, 2012, the Alabama, Georgia, Maryland, Missouri, North Carolina, Oregon, South Carolina, Tennessee, and Virginia Funds’ Class A shares at net asset value (NAV) outperformed the 8.78% return of the Index, while the Arkansas and Kentucky Funds’ Class A shares at NAV lagged the Index.

Generally speaking, the Funds’ overall strategy is to invest primarily in bonds at the longer end of the maturity spectrum, in order to capture their typically higher yields and greater income stream. Management hedges to various degrees against the greater risk of volatility at the long end of the yield curve by using Treasury futures and interest-rate swaps. As a risk management strategy, hedging is intended to moderate performance on both the upside and the downside. So in a period when municipal and Treasury bonds saw strong performance, the Funds’ hedge mitigated a portion of the Funds’ positive performance. Hedging was a notable detractor from absolute performance versus the Index of all Funds except the Alabama, Maryland, and Missouri Funds, which employed less hedging than other state funds.

In contrast, performance of all Funds was helped by their overweighting in longer maturity bonds and in lower-rated bonds, during a period when yield-hungry investors favored longer duration, lower quality issues. An overweighting in zero-coupon bonds, which were the best performing coupon in the Index during the period, also contributed to results for all Funds except the Alabama, Georgia, and Virginia Funds.

For the Georgia, North Carolina, Oregon, and Virginia Funds, leveraged6 investments helped results as well. Management holds leveraged investments to enhance those Funds’ tax-exempt income. The use of leveraged investments has the effect of achieving additional exposure to the municipal market and magnifies a fund’s exposure to its underlying investments in both up and down markets. As a result, during this period of strong performance by municipal bonds, leveraged investments aided relative performance versus the Index.

State-specific Results

Eaton Vance Alabama Municipal Income Fund’s Class A shares at NAV had a total return of 9.27%, outpacing the 8.78% return of the Index. Drivers of outperformance versus the Index included an overweighting in the strong-performing hospital sector and in bonds in the 10–30 year maturity range. Security selection in low-coupon bonds, with coupon rates from 2.5% to 4.5%, also aided results. Detractors from relative results versus the Index included the Fund’s hedging strategy, to a modest degree, and an overweighting in pre-refunded bonds. Another detractor from relative results versus

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Municipal Income Funds

August 31, 2012

Management’s Discussion of Fund Performance — continued

the Index was the portfolio’s holding in an American Airlines-backed bond, which declined in value when the carrier declared bankruptcy during the fiscal year.

Eaton Vance Arkansas Municipal Income Fund’s Class A shares at NAV returned 7.55%, lagging the 8.78% return of the Index. An overweighted position in pre-refunded bonds was a key detractor from relative results versus the Index, as was the hedging strategy mentioned earlier. Results were also hurt by a holding in an American Airlines-backed bond that lost value when the issuer declared bankruptcy. Contributors to relative performance versus the Index included overweighted positions in zero-coupon bonds, in bonds with 20 or more years remaining to maturity, and in bonds rated BBB and below.

Eaton Vance Georgia Municipal Income Fund’s Class A shares at NAV returned 9.31%, outperforming the 8.78% return of the Index. The major contributors to relative outperformance versus the Index were security selection overall, an overweighting in bonds with 20 or more years remaining to maturity, and leveraged investments, as discussed earlier. Notable detractors from relative results versus the Index included the Fund’s hedging strategy, an underweighting in zero-coupon bonds, and an American Airlines-backed bond that declined in value when the carrier declared bankruptcy.

Eaton Vance Kentucky Municipal Income Fund’s Class A shares at NAV returned 8.36%, trailing the 8.78% return of the Index. The key detractors from relative results versus the Index were the Fund’s hedging strategy, an overweighting in pre-refunded bonds, and an underweighting in securities in the 30+ year maturity range. In contrast, relative performance versus the Index was helped by overweighted positions in zero-coupon bonds and BBB bonds, and by overweights and security selection in the hospital sector and in industrial development revenue (IDR) bonds.

Eaton Vance Maryland Municipal Income Fund’s Class A shares at NAV returned 10.81%, outperforming the 8.78% return of the Index. The major contributors to relative outperformance versus the Index were security selection and an overweighting in zero-coupon bonds and in BBB-rated bonds, as well as an overweighting in securities with 20 or more years remaining to maturity. An overweighting in pre-refunded bonds held back performance versus the Index, as did the portfolio’s hedging strategy, to a moderate degree.

Eaton Vance Missouri Municipal Income Fund’s Class A shares at NAV returned 11.20%, outpacing the 8.78% return of the Index. Overweighted positions in BBB-rated bonds, hospital bonds, and IDR bonds were key drivers of relative outperformance versus the Index. An overweighting in zero- coupon bonds also aided results, although security selection in the same sector was a detractor from relative results versus the Index. The Fund’s hedging strategy dragged modestly on performance.

Eaton Vance North Carolina Municipal Income Fund’s Class A shares at NAV returned 12.27%, outperforming the 8.78% return of the Index. Key contributors to relative results versus the Index included leveraged investments and an overweighting in bonds with 20 or more years remaining to maturity, as well as security selection and an overweighting in both zero-coupon bonds and hospital bonds. The Fund’s hedging strategy was the only significant detractor during the period from relative results versus the Index.

Eaton Vance Oregon Municipal Income Fund’s Class A shares at NAV returned 15.95%, outperforming the 8.78% return of the Index. Leveraged investments contributed to relative results versus the Index, as did an overweighting and security selection in zero-coupon bonds and an overweighting in bonds with 20 or more years remaining to maturity. The Fund’s hedging strategy was a detractor from relative results versus the Index.

Eaton Vance South Carolina Municipal Income Fund’s Class A shares at NAV returned 13.21%, outperforming the 8.78% return of the Index. The Fund’s outperformance versus the Index was driven largely by an overweighting and security selection in four areas: zero-coupon bonds, bonds with remaining maturities of 20 or more years, hospital bonds, and IDR bonds. A notable detractor from relative results versus the Index was the Fund’s hedging strategy.

Eaton Vance Tennessee Municipal Income Fund’s Class A shares at NAV returned 9.14%, outperforming the 8.78% return of the Index. Relative overweightings and security selection in zero-coupon bonds, hospital bonds, BBB-rated bonds, and bonds with 20 or more years remaining to maturity were the key contributors to results versus the Index. Notable detractors from relative results versus the Index included an overweighting in pre-refunded bonds and the Fund’s hedging strategy.

Eaton Vance Virginia Municipal Income Fund’s Class A shares at NAV returned 9.48%, outpacing the 8.78% return of the Index. Significant contributors to relative results versus the Index included leveraged investments, security selection and an overweighting in hospital bonds and BBB-rated bonds, and an overweighting in bonds with 20 or more years remaining to maturity. The Fund’s hedging strategy weighed on results versus the Index, as did an overweighting in pre-refunded bonds and an underweighting in zero-coupon bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and prin-cipal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current perfor-mance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

Alabama Municipal Income Fund

August 31, 2012

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/7/1993	9.27%	5.30%	4.59%	—
Class A with 4.75% Maximum Sales Charge	—	4.03	4.28	4.09	—
Class B at NAV	5/1/1992	8.48	4.51	3.83	—
Class B with 5% Maximum Sales Charge	—	3.48	4.17	3.83	—
Class C at NAV	3/21/2006	8.47	4.52	—	3.91%
Class C with 1% Maximum Sales Charge	—	7.47	4.52	—	3.91
Class I at NAV	3/3/2008	9.37	—	—	6.96
Barclays Capital Municipal Bond Index	—	8.78%	6.23%	5.19%	—
Barclays Capital 20 Year Municipal Bond Index	—	12.73	7.06	6.08	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.76%	1.52%	1.51%	0.56%
Net of Interest Expense		0.73	1.49	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.78%	3.02%	3.02%	3.98%
Taxable-Equivalent Distribution Rate		6.12	4.89	4.89	6.45
SEC 30-day Yield		2.21	1.57	1.57	2.52
Taxable-Equivalent SEC 30-day Yield		3.58	2.54	2.54	4.08

% Total Leverage[6]
Residual Interest Bond (RIB)					3.13%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	8/31/02	$14,565	N.A.
Class C	3/21/06	$12,810	N.A.
Class I	3/3/08	$13,534	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

Alabama Municipal Income Fund

August 31, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing6. Absent such securities, credit quality (% of total investments) is as follows:7

AAA	3.5%	BBB	15.1%
AA	51.1	Not Rated	10.7
A	19.6

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Arkansas Municipal Income Fund

August 31, 2012

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	2/9/1994	7.55%	3.42%	3.79%	—
Class A with 4.75% Maximum Sales Charge	—	2.40	2.42	3.29	—
Class B at NAV	10/2/1992	6.82	2.65	3.04	—
Class B with 5% Maximum Sales Charge	—	1.82	2.30	3.04	—
Class C at NAV	4/28/2006	6.82	2.67	—	2.66%
Class C with 1% Maximum Sales Charge	—	5.82	2.67	—	2.66
Class I at NAV	8/3/2010	7.77	—	—	5.00
Barclays Capital Municipal Bond Index	—	8.78%	6.23%	5.19%	—
Barclays Capital 20 Year Municipal Bond Index	—	12.73	7.06	6.08	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.74%	1.49%	1.49%	0.54%
Net of Interest Expense		0.73	1.48	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.70%	2.93%	2.93%	3.90%
Taxable-Equivalent Distribution Rate		6.12	4.85	4.85	6.45
SEC 30-day Yield		2.18	1.54	1.54	2.48
Taxable-Equivalent SEC 30-day Yield		3.61	2.55	2.55	4.10

% Total Leverage[6]
RIB					0.88%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	8/31/02	$13,493	N.A.
Class C	4/28/06	$11,813	N.A.
Class I	8/3/10	$11,070	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

Arkansas Municipal Income Fund

August 31, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	2.0%	BBB	10.7%
AA	63.4	BB	0.6
A	20.5	Not Rated	2.8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Georgia Municipal Income Fund

August 31, 2012

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/7/1993	9.31%	3.99%	4.08%	—
Class A with 4.75% Maximum Sales Charge	—	4.13	2.97	3.57	—
Class B at NAV	12/23/1991	8.51	3.22	3.32	—
Class B with 5% Maximum Sales Charge	—	3.51	2.88	3.32	—
Class C at NAV	4/25/2006	8.50	3.22	—	2.94%
Class C with 1% Maximum Sales Charge	—	7.50	3.22	—	2.94
Class I at NAV	3/3/2008	9.50	—	—	6.17
Barclays Capital Municipal Bond Index	—	8.78%	6.23%	5.19%	—
Barclays Capital 20 Year Municipal Bond Index	—	12.73	7.06	6.08	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.85%	1.60%	1.60%	0.65%
Net of Interest Expense		0.76	1.51	1.51	0.56

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.73%	2.96%	2.96%	3.90%
Taxable-Equivalent Distribution Rate		6.10	4.84	4.84	6.38
SEC 30-day Yield		2.68	2.06	2.07	3.01
Taxable-Equivalent SEC 30-day Yield		4.39	3.37	3.39	4.93

% Total Leverage[6]
RIB					5.58%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	8/31/02	$13,871	N.A.
Class C	4/25/06	$12,025	N.A.
Class I	3/3/08	$13,091	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

8

Eaton Vance

Georgia Municipal Income Fund

August 31, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	13.6%
AA	61.1
A	11.7
BBB	13.6

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

Kentucky Municipal Income Fund

August 31, 2012

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/7/1993	8.36%	4.42%	4.03%	—
Class A with 4.75% Maximum Sales Charge	—	3.21	3.41	3.52	—
Class B at NAV	12/23/1991	7.57	3.66	3.28	—
Class B with 5% Maximum Sales Charge	—	2.57	3.31	3.28	—
Class C at NAV	3/23/2006	7.57	3.66	—	3.22%
Class C with 1% Maximum Sales Charge	—	6.57	3.66	—	3.22
Class I at NAV	8/3/2010	8.58	—	—	5.51
Barclays Capital Municipal Bond Index	—	8.78%	6.23%	5.19%	—
Barclays Capital 20 Year Municipal Bond Index	—	12.73	7.06	6.08	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.74%	1.49%	1.49%	0.53%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.76%	3.01%	3.00%	3.98%
Taxable-Equivalent Distribution Rate		6.15	4.93	4.91	6.51
SEC 30-day Yield		2.51	1.89	1.90	2.88
Taxable-Equivalent SEC 30-day Yield		4.11	3.09	3.11	4.71

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	8/31/02	$13,812	N.A.
Class C	3/23/06	$12,263	N.A.
Class I	8/3/10	$11,181	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

10

Eaton Vance

Kentucky Municipal Income Fund

August 31, 2012

Fund Profile

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Maryland Municipal Income Fund

August 31, 2012

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/10/1993	10.81%	4.90%	4.34%	—
Class A with 4.75% Maximum Sales Charge	—	5.56	3.89	3.84	—
Class B at NAV	2/3/1992	9.96	4.13	3.58	—
Class B with 5% Maximum Sales Charge	—	4.96	3.79	3.58	—
Class C at NAV	5/2/2006	10.07	4.15	—	3.67%
Class C with 1% Maximum Sales Charge	—	9.07	4.15	—	3.67
Class I at NAV	3/3/2008	11.02	—	—	6.94
Barclays Capital Municipal Bond Index	—	8.78%	6.23%	5.19%	—
Barclays Capital 20 Year Municipal Bond Index	—	12.73	7.06	6.08	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.82%	1.57%	1.57%	0.62%
Net of Interest Expense		0.78	1.53	1.53	0.58

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.68%	2.92%	2.91%	3.88%
Taxable-Equivalent Distribution Rate		6.01	4.77	4.75	6.33
SEC 30-day Yield		2.37	1.75	1.74	2.69
Taxable-Equivalent SEC 30-day Yield		3.87	2.86	2.84	4.39

% Total Leverage[6]
RIB					4.31%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	8/31/02	$14,214	N.A.
Class C	5/2/06	$12,564	N.A.
Class I	3/3/08	$13,524	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

12

Eaton Vance

Maryland Municipal Income Fund

August 31, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	15.6%	BBB	10.7%
AA	36.3	BB	0.4
A	23.3	Not Rated	13.7

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

Missouri Municipal Income Fund

August 31, 2012

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/7/1993	11.20%	4.41%	4.28%	—
Class A with 4.75% Maximum Sales Charge	—	5.89	3.39	3.78	—
Class B at NAV	5/1/1992	10.50	3.65	3.53	—
Class B with 5% Maximum Sales Charge	—	5.50	3.30	3.53	—
Class C at NAV	2/16/2006	10.40	3.63	—	3.07%
Class C with 1% Maximum Sales Charge	—	9.40	3.63	—	3.07
Class I at NAV	8/3/2010	11.52	—	—	6.83
Barclays Capital Municipal Bond Index	—	8.78%	6.23%	5.19%	—
Barclays Capital 20 Year Municipal Bond Index	—	12.73	7.06	6.08	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.77%	1.53%	1.53%	0.57%
Net of Interest Expense		0.74	1.50	1.50	0.54

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.50%	2.74%	2.73%	3.67%
Taxable-Equivalent Distribution Rate		5.73	4.48	4.47	6.01
SEC 30-day Yield		2.26	1.63	1.63	2.57
Taxable-Equivalent SEC 30-day Yield		3.70	2.67	2.67	4.21

% Total Leverage[6]
RIB					2.02%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	8/31/02	$14,154	N.A.
Class C	2/16/06	$12,186	N.A.
Class I	8/3/10	$11,474	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and prin-cipal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current perfor-mance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

14

Eaton Vance

Missouri Municipal Income Fund

August 31, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	14.2%	BBB	16.2%
AA	56.0	BB	1.3
A	7.3	Not Rated	5.0

See Endnotes and Additional Disclosures in this report.

15

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2012

Performance2,3

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/7/1993	12.27%	5.44%	4.52%	—
Class A with 4.75% Maximum Sales Charge	—	6.93	4.41	4.01	—
Class B at NAV	10/23/1991	11.33	4.64	3.77	—
Class B with 5% Maximum Sales Charge	—	6.33	4.31	3.77	—
Class C at NAV	5/2/2006	11.32	4.64	—	4.33%
Class C with 1% Maximum Sales Charge	—	10.32	4.64	—	4.33
Class I at NAV	3/3/2008	12.35	—	—	7.44
Barclays Capital Municipal Bond Index	—	8.78%	6.23%	5.19%	—
Barclays Capital 20 Year Municipal Bond Index	—	12.73	7.06	6.08	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.87%	1.62%	1.62%	0.67%
Net of Interest Expense		0.78	1.53	1.53	0.58

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		4.03%	3.26%	3.24%	4.23%
Taxable-Equivalent Distribution Rate		6.72	5.44	5.40	7.05
SEC 30-day Yield		2.34	1.72	1.71	2.66
Taxable-Equivalent SEC 30-day Yield		3.90	2.87	2.85	4.44

% Total Leverage[6]
RIB					10.37%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	8/31/02	$14,480	N.A.
Class C	5/2/06	$13,080	N.A.
Class I	3/3/08	$13,813	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

16

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	9.2%	BBB	6.8%
AA	72.5	Not Rated	2.2
A	9.3

See Endnotes and Additional Disclosures in this report.

17

Eaton Vance

Oregon Municipal Income Fund

August 31, 2012

Performance2,3

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/28/1993	15.95%	5.55%	4.80%	—
Class A with 4.75% Maximum Sales Charge	—	10.45	4.54	4.29	—
Class B at NAV	12/24/1991	15.00	4.76	4.02	—
Class B with 5% Maximum Sales Charge	—	10.00	4.42	4.02	—
Class C at NAV	3/2/2006	14.99	4.76	—	4.10%
Class C with 1% Maximum Sales Charge	—	13.99	4.76	—	4.10
Class I at NAV	8/3/2010	16.19	—	—	9.08
Barclays Capital Municipal Bond Index	—	8.78%	6.23%	5.19%	—
Barclays Capital 20 Year Municipal Bond Index	—	12.73	7.06	6.08	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.87%	1.62%	1.62%	0.67%
Net of Interest Expense		0.77	1.52	1.52	0.57

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		4.00%	3.24%	3.24%	4.19%
Taxable-Equivalent Distribution Rate		6.83	5.53	5.53	7.16
SEC 30-day Yield		3.14	2.56	2.55	3.48
Taxable-Equivalent SEC 30-day Yield		5.36	4.37	4.35	5.94

% Total Leverage[6]
RIB					9.18%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	8/31/02	$14,839	N.A.
Class C	3/2/06	$12,990	N.A.
Class I	8/3/10	$11,985	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

18

Eaton Vance

Oregon Municipal Income Fund

August 31, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	10.8%	BBB	15.0%
AA	60.3	Not Rated	1.7
A	12.2

See Endnotes and Additional Disclosures in this report.

19

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2012

Performance2,3

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	2/14/1994	13.21%	4.65%	4.79%	—
Class A with 4.75% Maximum Sales Charge	—	7.78	3.64	4.28	—
Class B at NAV	10/2/1992	12.30	3.87	4.01	—
Class B with 5% Maximum Sales Charge	—	7.30	3.52	4.01	—
Class C at NAV	1/12/2006	12.41	3.88	—	3.49%
Class C with 1% Maximum Sales Charge	—	11.41	3.88	—	3.49
Class I at NAV	3/3/2008	13.55	—	—	7.69
Barclays Capital Municipal Bond Index	—	8.78%	6.23%	5.19%	—
Barclays Capital 20 Year Municipal Bond Index	—	12.73	7.06	6.08	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.86%	1.62%	1.61%	0.66%
Net of Interest Expense		0.76	1.52	1.51	0.56

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.90%	3.14%	3.14%	4.10%
Taxable-Equivalent Distribution Rate		6.45	5.19	5.19	6.78
SEC 30-day Yield		2.84	2.24	2.24	3.19
Taxable-Equivalent SEC 30-day Yield		4.70	3.71	3.71	5.28

% Total Leverage[6]
RIB					10.77%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	8/31/02	$14,826	N.A.
Class C	1/12/06	$12,554	N.A.
Class I	3/3/08	$13,957	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

20

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	14.3%
AA	44.1
A	28.3
BBB	13.3

See Endnotes and Additional Disclosures in this report.

21

Eaton Vance

Tennessee Municipal Income Fund

August 31, 2012

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/9/1993	9.14%	3.18%	3.50%	—
Class A with 4.75% Maximum Sales Charge	—	3.92	2.17	3.00	—
Class B at NAV	8/25/1992	8.35	2.40	2.74	—
Class B with 5% Maximum Sales Charge	—	3.35	2.06	2.74	—
Class C at NAV	5/2/2006	8.24	2.40	—	2.31%
Class C with 1% Maximum Sales Charge	—	7.24	2.40	—	2.31
Class I at NAV	8/3/2010	9.35	—	—	4.88
Barclays Capital Municipal Bond Index	—	8.78%	6.23%	5.19%	—
Barclays Capital 20 Year Municipal Bond Index	—	12.73	7.06	6.08	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.74%	1.50%	1.49%	0.54%
Net of Interest Expense		0.73	1.49	1.48	0.53

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.68%	2.91%	2.90%	3.84%
Taxable-Equivalent Distribution Rate		6.02	4.76	4.75	6.28
SEC 30-day Yield		2.23	1.60	1.59	2.54
Taxable-Equivalent SEC 30-day Yield		3.65	2.62	2.60	4.16

% Total Leverage[6]
RIB					0.53%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	8/31/02	$13,103	N.A.
Class C	5/2/06	$11,557	N.A.
Class I	8/3/10	$11,042	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

22

Eaton Vance

Tennessee Municipal Income Fund

August 31, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	9.8%	BBB	17.6%
AA	53.0	Not Rated	7.7
A	11.9

See Endnotes and Additional Disclosures in this report.

23

Eaton Vance

Virginia Municipal Income Fund

August 31, 2012

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/17/1993	9.48%	2.79%	3.33%	—
Class A with 4.75% Maximum Sales Charge	—	4.30	1.80	2.82	—
Class B at NAV	7/26/1991	8.63	2.02	2.56	—
Class B with 5% Maximum Sales Charge	—	3.63	1.68	2.56	—
Class C at NAV	2/8/2006	8.63	2.02	—	1.80%
Class C with 1% Maximum Sales Charge	—	7.63	2.02	—	1.80
Class I at NAV	3/3/2008	9.68	—	—	5.05
Barclays Capital Municipal Bond Index	—	8.78%	6.23%	5.19%	—
Barclays Capital 20 Year Municipal Bond Index	—	12.73	7.06	6.08	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.82%	1.57%	1.57%	0.62%
Net of Interest Expense		0.77	1.52	1.52	0.57

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		4.03%	3.27%	3.27%	4.23%
Taxable-Equivalent Distribution Rate		6.58	5.34	5.34	6.90
SEC 30-day Yield		2.50	1.88	1.88	2.83
Taxable-Equivalent SEC 30-day Yield		4.08	3.07	3.07	4.62

% Total Leverage[6]
RIB					7.32%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	8/31/02	$12,876	N.A.
Class C	2/8/06	$11,245	N.A.
Class I	3/3/08	$12,483	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and prin-cipal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current perfor-mance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

24

Eaton Vance

Virginia Municipal Income Fund

August 31, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	18.1%	BB	1.9%
AA	41.6	B	1.3
A	24.9	Not Rated	0.9
BBB	11.3

See Endnotes and Additional Disclosures in this report.

25

Eaton Vance

Municipal Income Funds

August 31, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30- day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

26

Eaton Vance

Municipal Income Funds

August 31, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 – August 31, 2012).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Alabama Municipal Income Fund

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Expenses Paid During Period* (3/1/12 – 8/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.40	$3.87	0.76%
Class B	$1,000.00	$1,022.90	$7.73	1.52%
Class C	$1,000.00	$1,022.80	$7.68	1.51%
Class I	$1,000.00	$1,027.50	$2.85	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.86	0.76%
Class B	$1,000.00	$1,017.50	$7.71	1.52%
Class C	$1,000.00	$1,017.50	$7.66	1.51%
Class I	$1,000.00	$1,022.30	$2.85	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2012.

27

Eaton Vance

Municipal Income Funds

August 31, 2012

Fund Expenses — continued

Eaton Vance Arkansas Municipal Income Fund

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Expenses Paid During Period* (3/1/12 – 8/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.50	$3.80	0.75%
Class B	$1,000.00	$1,010.10	$7.58	1.50%
Class C	$1,000.00	$1,010.10	$7.53	1.49%
Class I	$1,000.00	$1,014.50	$2.73	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.81	0.75%
Class B	$1,000.00	$1,017.60	$7.61	1.50%
Class C	$1,000.00	$1,017.60	$7.56	1.49%
Class I	$1,000.00	$1,022.40	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2012.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Expenses Paid During Period* (3/1/12 – 8/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,023.80	$3.97	0.78%
Class B	$1,000.00	$1,019.70	$7.77	1.53%
Class C	$1,000.00	$1,020.80	$7.77	1.53%
Class I	$1,000.00	$1,024.80	$2.95	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.96	0.78%
Class B	$1,000.00	$1,017.40	$7.76	1.53%
Class C	$1,000.00	$1,017.40	$7.76	1.53%
Class I	$1,000.00	$1,022.20	$2.95	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2012.

28

Eaton Vance

Municipal Income Funds

August 31, 2012

Fund Expenses — continued

Eaton Vance Kentucky Municipal Income Fund

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Expenses Paid During Period* (3/1/12 – 8/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.60	$3.71	0.73%
Class B	$1,000.00	$1,016.70	$7.55	1.49%
Class C	$1,000.00	$1,016.60	$7.50	1.48%
Class I	$1,000.00	$1,021.60	$2.69	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.71	0.73%
Class B	$1,000.00	$1,017.60	$7.56	1.49%
Class C	$1,000.00	$1,017.70	$7.51	1.48%
Class I	$1,000.00	$1,022.50	$2.69	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2012.

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Expenses Paid During Period* (3/1/12 – 8/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,031.10	$3.98	0.78%
Class B	$1,000.00	$1,026.30	$7.79	1.53%
Class C	$1,000.00	$1,027.20	$7.80	1.53%
Class I	$1,000.00	$1,031.00	$2.96	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.96	0.78%
Class B	$1,000.00	$1,017.40	$7.76	1.53%
Class C	$1,000.00	$1,017.40	$7.76	1.53%
Class I	$1,000.00	$1,022.20	$2.95	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2012.

29

Eaton Vance

Municipal Income Funds

August 31, 2012

Fund Expenses — continued

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Expenses Paid During Period* (3/1/12 – 8/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,028.70	$3.77	0.74%
Class B	$1,000.00	$1,025.70	$7.64	1.50%
Class C	$1,000.00	$1,025.70	$7.59	1.49%
Class I	$1,000.00	$1,030.70	$2.81	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.76	0.74%
Class B	$1,000.00	$1,017.60	$7.61	1.50%
Class C	$1,000.00	$1,017.60	$7.56	1.49%
Class I	$1,000.00	$1,022.40	$2.80	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2012.

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Expenses Paid During Period* (3/1/12 – 8/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.80	$4.13	0.81%
Class B	$1,000.00	$1,025.40	$7.94	1.56%
Class C	$1,000.00	$1,025.30	$7.94	1.56%
Class I	$1,000.00	$1,029.80	$3.11	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.12	0.81%
Class B	$1,000.00	$1,017.30	$7.91	1.56%
Class C	$1,000.00	$1,017.30	$7.91	1.56%
Class I	$1,000.00	$1,022.10	$3.10	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2012.

30

Eaton Vance

Municipal Income Funds

August 31, 2012

Fund Expenses — continued

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Expenses Paid During Period* (3/1/12 – 8/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.70	$4.18	0.82%
Class B	$1,000.00	$1,022.40	$8.03	1.58%
Class C	$1,000.00	$1,022.40	$7.98	1.57%
Class I	$1,000.00	$1,027.70	$3.16	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.17	0.82%
Class B	$1,000.00	$1,017.20	$8.01	1.58%
Class C	$1,000.00	$1,017.20	$7.96	1.57%
Class I	$1,000.00	$1,022.00	$3.15	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2012.

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Expenses Paid During Period* (3/1/12 – 8/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,028.80	$4.08	0.80%
Class B	$1,000.00	$1,023.50	$7.88	1.55%
Class C	$1,000.00	$1,024.50	$7.89	1.55%
Class I	$1,000.00	$1,029.90	$3.06	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.06	0.80%
Class B	$1,000.00	$1,017.30	$7.86	1.55%
Class C	$1,000.00	$1,017.30	$7.86	1.55%
Class I	$1,000.00	$1,022.10	$3.05	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2012.

31

Eaton Vance

Municipal Income Funds

August 31, 2012

Fund Expenses — continued

Eaton Vance Tennessee Municipal Income Fund

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Expenses Paid During Period* (3/1/12 – 8/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,016.80	$3.70	0.73%
Class B	$1,000.00	$1,013.20	$7.49	1.48%
Class C	$1,000.00	$1,012.10	$7.49	1.48%
Class I	$1,000.00	$1,017.80	$2.69	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.71	0.73%
Class B	$1,000.00	$1,017.70	$7.51	1.48%
Class C	$1,000.00	$1,017.70	$7.51	1.48%
Class I	$1,000.00	$1,022.50	$2.69	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2012.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Expenses Paid During Period* (3/1/12 – 8/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,019.30	$4.01	0.79%
Class B	$1,000.00	$1,015.60	$7.80	1.54%
Class C	$1,000.00	$1,015.60	$7.80	1.54%
Class I	$1,000.00	$1,020.40	$3.00	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.01	0.79%
Class B	$1,000.00	$1,017.40	$7.81	1.54%
Class C	$1,000.00	$1,017.40	$7.81	1.54%
Class I	$1,000.00	$1,022.20	$3.00	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 29, 2012.

32

Eaton Vance

Alabama Municipal Income Fund

August 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 101.9%
Security	Principal Amount (000’s omitted)	Value

Education — 5.3%
Auburn University, 5.00%, 6/1/36	$1,000	$1,140,890
University of Alabama, 5.00%, 7/1/34	1,500	1,666,605

		$2,807,495

Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$375	$382,470

		$382,470

General Obligations — 11.7%
Auburn, 5.25%, 12/1/27	$1,000	$1,160,430
Huntsville, 5.00%, 5/1/33	1,000	1,176,210
Madison, 5.15%, 2/1/39	1,250	1,361,362
Mobile, 5.00%, 2/15/27	1,000	1,128,710
Oxford, 5.00%, 2/1/32	1,205	1,393,378

		$6,220,090

Hospital — 16.2%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)(2)	$1,740	$1,856,946
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,500	1,716,855
East Alabama, Health Care Authority, 5.00%, 9/1/27	1,000	1,096,450
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	427,164
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	792,780
Health Care Authority, (Baptist Health), 5.00%, 11/15/21	400	414,348
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,143,720
University of Alabama, Hospital Revenue, 5.75% to 9/1/18 (Put Date), 9/1/22	1,000	1,152,470

		$8,600,733

Industrial Development Revenue — 2.8%
Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$629,058
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	837,810

		$1,466,868

Insured – Education — 8.4%
Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,103,020
Alabama State University, (AGC), 4.75%, 5/1/33	475	517,299
Auburn University, (AGM), 5.00%, 6/1/38	250	271,913
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,230	1,352,496

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	$1,110	$1,190,963

		$4,435,691

Insured – Electric Utilities — 2.2%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$487,292
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	625	677,831

		$1,165,123

Insured – Escrowed / Prerefunded — 13.9%
Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,500	$2,542,350
Gadsden, (AMBAC), Prerefunded to 8/1/13, 5.125%, 8/1/28	2,000	2,109,980
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,065	2,279,925
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	330	458,888

		$7,391,143

Insured – Lease Revenue / Certificates of Participation — 4.3%
Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	$500	$546,685
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	770	1,070,739
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	520	639,912

		$2,257,336

Insured – Special Tax Revenue — 6.1%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$1,855	$1,794,360
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	505	348,268
Wilcox County, Board of Education, (XLCA), 4.60%, 3/1/36	1,100	1,065,438

		$3,208,066

Insured – Transportation — 4.2%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$889,100

33	See Notes to Financial Statements.

Eaton Vance

Alabama Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	$1,185	1,314,094

		$2,203,194

Insured – Water and Sewer — 11.3%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,439,137
Cullman Utilities Board, (AGM), 5.00%, 9/1/30	1,000	1,145,520
Florence Water and Sewer Authority, (AGM), 4.75%, 8/15/36	750	820,680
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	485,316
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	1,099,220

		$5,989,873

Other Revenue — 3.2%
Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,698,780

		$1,698,780

Special Tax Revenue — 4.5%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$145	$163,039
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	174,248
Homewood City Board of Education, 5.00%, 4/1/32	500	574,905
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	531,740
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	540	574,522
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	384,436

		$2,402,890

Water and Sewer — 7.1%
Auburn, Waterworks Board, 5.00%, 9/1/29	$1,315	$1,518,628
Opelika Utilities Board, 5.25%, 6/1/36	500	565,620
Opelika Utilities Board, 5.25%, 6/1/41	500	563,075
Scottsboro Waterworks Sewer and Gas Board, 5.00%, 8/1/32	1,000	1,129,660

		$3,776,983

Total Tax-Exempt Investments — 101.9% (identified cost $48,781,391)		$54,006,735

Other Assets, Less Liabilities — (1.9)%		$(1,025,783)

Net Assets — 100.0%		$52,980,952

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 13.3% of the Fund’s net assets at August 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 49.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 16.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $721,468.

34	See Notes to Financial Statements.

Eaton Vance

Arkansas Municipal Income Fund

August 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 99.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.4%
Arkansas Development Finance Authority, 5.00%, 6/1/24	$500	$613,900
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/25	250	304,830

		$918,730

Education — 2.9%
Texas A&M University, 5.00%, 7/1/26	$200	$258,418
University of Arkansas, 5.00%, 12/1/29	250	278,450
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	559,820
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	876,480

		$1,973,168

Escrowed / Prerefunded — 4.7%
Arkansas Development Finance Authority, (Waste Water System), Escrowed to Maturity, 5.50%, 12/1/19	$250	$320,505
Benton, School District No. 8, Prerefunded to 8/1/13, 4.80%, 2/1/38	750	781,522
Benton, School District No. 8, Prerefunded to 8/1/13, 4.85%, 2/1/40	1,000	1,042,490
Siloam Springs, School District No. 21, Prerefunded to 12/1/13, 4.60%, 6/1/34	1,000	1,054,540

		$3,199,057

General Obligations — 19.1%
Arkansas, 4.75%, 6/1/29	$750	$835,605
Arkansas State College Savings, 0.00%, 6/1/14	2,750	2,720,850
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	1,104,300
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	1,068,420
Bradford, Special School District, 4.75%, 2/1/39	315	333,531
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,577,657
Conroe, Independent School District, 5.00%, 2/15/35	150	174,807
Conway, School District No. 1, 4.75%, 2/1/34	750	780,983
Pottsville, School District No. 61, 4.50%, 2/1/38	1,250	1,314,650
Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	350	352,016
Pulaski County, Special School District, 5.00%, 2/1/35	500	531,450
Springdale, School District No. 50, 4.625%, 6/1/35	1,000	1,065,690
Springdale, School District No. 50, 4.75%, 6/1/39	1,000	1,069,350

		$12,929,309

Security	Principal Amount (000’s omitted)	Value

Housing — 2.6%
Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$430	$436,540
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	545	562,511
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	475	476,216
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	80	80,285
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	165	170,843

		$1,726,395

Industrial Development Revenue — 3.7%
Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$400	$409,260
Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,000	2,091,380

		$2,500,640

Insured – Education — 10.6%
Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,000	$1,053,880
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,252,920
Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,250	1,368,625
Pulaski Technical College, (Student Tuition & Fee), (AGM), 5.00%, 4/1/41	1,150	1,267,668
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,108,760
University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,000	1,070,770

		$7,122,623

Insured – Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$650	$700,576
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	550	596,107
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	820,042

		$2,116,725

Insured – Escrowed / Prerefunded — 3.4%
Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), Prerefunded to 6/1/14, 5.00%, 6/1/29	$1,000	$1,081,660
North Little Rock, Electric System, (NPFG), Escrowed to Maturity, 6.50%, 7/1/15	640	703,232

35	See Notes to Financial Statements.

Eaton Vance

Arkansas Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
University of Arkansas, Parking Revenue, (NPFG), Prerefunded to 1/1/13, 5.00%, 7/1/29	$500	$507,985

		$2,292,877

Insured – General Obligations — 1.5%
Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$500	$470,840
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	534,125

		$1,004,965

Insured – Health – Miscellaneous — 1.0%
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$130	$130,073
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	521,880

		$651,953

Insured – Hospital — 6.6%
Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (AGC), 5.00%, 5/1/26	$1,140	$1,218,238
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,573,395
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,631,591

		$4,423,224

Insured – Lease Revenue / Certificates of Participation — 2.1%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,390,570

		$1,390,570

Insured – Other Revenue — 6.0%
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$688,830
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	1,320	654,918
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	1,202,565
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	7,690	1,535,462

		$4,081,775

Insured – Special Tax Revenue — 3.7%
Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$140	$149,906
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,000	1,126,430

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	$1,000	$163,800
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,200	195,514
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,215	840,710
Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	35	36,266

		$2,512,626

Insured – Transportation — 2.1%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$1,200	$1,403,844

		$1,403,844

Insured – Utilities — 3.5%
Benton Public Utility Revenue, (AGM), 5.00%, 9/1/36	$750	$851,348
Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	1,435	1,530,987

		$2,382,335

Insured – Water and Sewer — 7.6%
Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$515	$515,721
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	500	564,855
Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,000	1,063,900
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	450	504,405
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	843,810
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	543,330
Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,107,880

		$5,143,901

Lease Revenue / Certificates of Participation — 4.5%
Arkansas Development Finance Authority, (Donaghey Plaza), 5.00%, 6/1/34	$1,190	$1,382,744
Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	1,500	1,653,435

		$3,036,179

Other Revenue — 0.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,250	$522,435

		$522,435

Special Tax Revenue — 6.5%
Batesville Sales and Use Tax, 4.00%, 9/1/37	$750	$766,042
Fort Smith Sales and Use Tax, 5.00%, 5/1/23	400	489,312

36	See Notes to Financial Statements.

Eaton Vance

Arkansas Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Fort Smith Sales and Use Tax, 5.00%, 5/1/24	$450	$544,856
Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	1,100	1,181,939
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	210	223,425
Rogers Sales and Use Tax, 4.125%, 11/1/31	500	542,890
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	130,639
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	514,553

		$4,393,656

Transportation — 0.7%
Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$500	$501,480

		$501,480

Water and Sewer — 1.8%
El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	$595	$672,285
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	567,530

		$1,239,815

Total Tax-Exempt Investments — 99.9% (identified cost $62,902,050)		$67,468,282

Other Assets, Less Liabilities — 0.1%		$80,281

Net Assets — 100.0%		$67,548,563

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 13.1% of the Fund’s net assets at August 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 51.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 27.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $803,844.

37	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 104.2%

Security	Principal Amount (000’s omitted)	Value

Education — 5.7%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$637,584
Fulton County Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/30	750	892,913
Fulton County Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/30	750	895,522
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,500	1,685,865

		$4,111,884

Electric Utilities — 1.5%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,092,670

		$1,092,670

Escrowed / Prerefunded — 1.5%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,079,592

		$1,079,592

General Obligations — 19.2%
Coweta County, Water and Sewerage Authority, 5.00%, 6/1/37	$1,000	$1,092,430
Georgia, 1.00%, 3/1/26	2,000	1,632,160
Georgia, 2.00%, 8/1/27	500	480,470
Georgia, 5.00%, 7/1/29	600	732,840
Gwinnett County, School District, 5.00%, 2/1/36(1)	4,500	5,148,675
Gwinnett County, Water and Sewerage Authority, 5.00%, 8/1/23	1,000	1,258,190
Jefferson City, School District, 5.25%, 2/1/33	1,500	1,752,390
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	549,420
Lincoln County, School District, 5.50%, 4/1/37	1,000	1,168,150

		$13,814,725

Hospital — 8.9%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$1,155,740
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,000	3,346,830
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	840,225

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Macon-Bibb County Hospital Authority (The Medical Center of Central Georgia), 5.00%, 8/1/35	$1,000	$1,078,980

		$6,421,775

Housing — 3.5%
Georgia Housing and Finance Authority, (AMT), 4.00%, 6/1/30	$500	$501,650
Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	1,925	2,014,897

		$2,516,547

Industrial Development Revenue — 5.3%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,503,380
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	978,206
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	320	321,133

		$3,802,719

Insured – Education — 1.8%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	$1,125	$1,271,655

		$1,271,655

Insured – Electric Utilities — 9.2%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$3,005	$3,325,874
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	420,346
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	895	970,028
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	310	336,204
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,450	1,585,415

		$6,637,867

Insured – General Obligations — 5.6%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,476,192
Fayette County, School District, (AGM), 4.95%, 3/1/25	660	715,070

38	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	$1,040	$1,334,341
Puerto Rico, (NPFG), 5.50%, 7/1/20	480	534,125

		$4,059,728

Insured – Hospital — 2.7%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,975,698

		$1,975,698

Insured – Lease Revenue / Certificates of Participation — 4.4%
Georgia Local Government 1998 A Grantor Trust Certificates of Participation, (NPFG), 4.75%, 6/1/28	$935	$958,450
Georgia Municipal Association, Inc. Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,119,730
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,000	1,107,390

		$3,185,570

Insured – Special Tax Revenue — 4.1%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,273,740
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	1,086,160
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	545	613,905

		$2,973,805

Insured – Transportation — 5.7%
Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$785	$823,402
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,179,430
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,780	2,082,369

		$4,085,201

Insured – Water and Sewer — 8.8%
Brunswick-Glynn County Joint Water & Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$566,270
DeKalb County Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,982,841

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	$1,250	$1,423,213
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,288,630
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,100,070

		$6,361,024

Special Tax Revenue — 8.8%
Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32	$1,080	$1,267,866
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	854,272
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,908,322
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	230,504
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	247,320
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	5,980	473,078
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	825	877,742
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	514,553

		$6,373,657

Transportation — 1.9%
Atlanta, Airport Revenue, 5.00%, 1/1/35	$750	$830,093
Atlanta Airport Revenue, (AMT), 5.00%, 1/1/37	500	547,370

		$1,377,463

Water and Sewer — 5.6%
Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,138,540
Fayette County, Water Revenue, 5.00%, 10/1/25	1,300	1,606,735
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,000	1,260,740

		$4,006,015

Total Tax-Exempt Investments — 104.2% (identified cost $67,827,522)		$75,147,595

Other Assets, Less Liabilities — (4.2)%		$(3,016,588)

Net Assets — 100.0%		$72,131,007

39	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 12.4% of the Fund’s net assets at August 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 40.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 16.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,192,369.

40	See Notes to Financial Statements.

Eaton Vance

Kentucky Municipal Income Fund

August 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 97.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,000	$1,177,450
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/30	500	602,195

		$1,779,645

Education — 2.4%
Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,280	$1,323,123

		$1,323,123

Escrowed / Prerefunded — 3.6%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$2,250	$1,986,098

		$1,986,098

General Obligations — 5.6%
Kenton County, 4.625%, 4/1/34	$750	$857,408
Lexington-Fayette Urban County Airport Board, 5.00%, 7/1/27	1,000	1,137,590
Owensboro, 4.00%, 6/1/32	1,000	1,069,540

		$3,064,538

Hospital — 9.0%
Kentucky Economic Development Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	$1,000	$1,088,690
Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	576,360
Kentucky Economic Development Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	558,875
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.00%, 8/15/42	250	270,712
Louisville & Jefferson County Metro, (Catholic Health Initiatives), 5.00%, 12/1/35	750	841,230
Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	1,000	1,006,230
Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	598,510

		$4,940,607

Housing — 3.7%
Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$210	$217,211
Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	1,730	1,822,019

		$2,039,230

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 3.0%
Owen County, (American Water Project), 6.25%, 6/1/39	$500	$563,260
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,070,706

		$1,633,966

Insured – Bond Bank — 2.0%
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	$1,060	$1,113,159

		$1,113,159

Insured – Electric Utilities — 15.1%
Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$1,086,890
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	2,141,720
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,107,910
Owensboro, (AMBAC), 0.00%, 1/1/20	2,000	1,598,980
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,200	1,331,796
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	487,292
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	550,745

		$8,305,333

Insured – Hospital — 6.6%
Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850	$851,377
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	5,730	2,771,028

		$3,622,405

Insured – Industrial Development Revenue — 0.5%
Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250	$258,705

		$258,705

Insured – Lease Revenue / Certificates of Participation — 12.3%
Jefferson County, School District Finance Corp., (AGM), 4.50%, 7/1/23	$1,000	$1,078,730
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	1,150	1,177,957
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	575,120

41	See Notes to Financial Statements.

Eaton Vance

Kentucky Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	$500	$572,455
Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,000	1,003,270
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	865	961,387
Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,000	1,111,430
Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	255	264,825

		$6,745,174

Insured – Transportation — 4.6%
Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$1,085,690
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,469,136

		$2,554,826

Insured – Water and Sewer — 6.6%
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	$500	$520,985
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	1,000	1,139,190
Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	750	804,300
Owensboro, (AGC), 5.00%, 9/15/26	500	566,600
Owensboro, (AGC), 5.00%, 9/15/27	290	327,244
Owensboro, (AGC), 5.00%, 9/15/31	225	249,226

		$3,607,545

Lease Revenue / Certificates of Participation — 9.4%
Fayette County, School District Finance Corp., 4.00%, 4/1/25	$400	$448,596
Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	2,700	2,612,169
Kentucky Asset/Liability Commission, Federal Highway Trust Fund, 5.00%, 9/1/22	1,000	1,222,840
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	870,142

		$5,153,747

Other Revenue — 0.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$4,200	$302,652

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$7,595	$212,280

		$514,932

Special Tax Revenue — 1.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$78,709
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	84,313
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125	130,639
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	384,436

		$678,097

Transportation — 4.2%
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$500	$566,425
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,152,380
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/32	500	595,150

		$2,313,955

Water and Sewer — 3.2%
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/27	$500	$598,340
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/34	1,000	1,158,480

		$1,756,820

Total Tax-Exempt Investments — 97.1% (identified cost $48,938,151)		$53,391,905

Other Assets, Less Liabilities — 2.9%		$1,579,279

Net Assets — 100.0%		$54,971,184

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

42	See Notes to Financial Statements.

Eaton Vance

Kentucky Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 11.9% of the Fund’s net assets at August 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 49.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 22.9% of total investments.

43	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 101.5%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 1.5%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250	$1,257,125

		$1,257,125

Education — 13.4%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,130,510
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,359,840
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,160	2,262,362
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,049,910
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,588,500
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	400	159,992
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000	1,048,760
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28	1,425	1,721,258

		$11,321,132

Escrowed / Prerefunded — 2.5%
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	$2,000	$2,115,900

		$2,115,900

General Obligations — 14.9%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,265,958
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,290,160
Maryland, 5.00%, 11/1/19	2,000	2,521,620
Montgomery County, 5.00%, 5/1/23	1,000	1,171,100
Montgomery County, 5.00%, 5/1/25	1,500	1,738,155
Prince George’s County Housing Authority, 5.00%, 7/15/23	2,235	2,632,249
Puerto Rico, 0.00%, 7/1/16	1,100	978,010

		$12,597,252

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous — 2.2%
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	$895	$896,405
Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,000	1,002,310

		$1,898,715

Hospital — 14.0%
Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$780	$823,337
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,089,470
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,174,300
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,214,500
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,475	1,547,363
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,098,940
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,351,322
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,630	1,692,885
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	750	800,370

		$11,792,487

Housing — 6.3%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,043,010
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	1,170	1,219,433
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	1,029,500
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,965	2,016,974

		$5,308,917

Industrial Development Revenue — 2.4%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$865	$808,593
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	175	174,892

44	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	$1,000	$1,081,530

		$2,065,015

Insured – Education — 1.7%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,471,548

		$1,471,548

Insured – Escrowed / Prerefunded — 4.7%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,960,813

		$3,960,813

Insured – Hospital — 5.3%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	$740	$768,919
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,035	3,697,176

		$4,466,095

Insured – Special Tax Revenue — 2.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$550	$237,561
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,325	531,577
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	2,000	543,080
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	300	67,512
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	746,020

		$2,125,750

Insured – Transportation — 5.9%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,000	$1,085,770
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,500	1,670,010
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	2,000	2,216,480

		$4,972,260

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 4.8%
Baltimore, (Wastewater Projects), (FGIC), (NPFG), 5.00%, 7/1/22	$1,000	$1,196,100
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,000	2,367,760
Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	500	501,760

		$4,065,620

Other Revenue — 1.7%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$15,520	$1,118,371
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,110	282,575

		$1,400,946

Senior Living / Life Care — 1.7%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$544,307
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	375	385,939
Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	500	512,880

		$1,443,126

Special Tax Revenue — 5.9%
Baltimore (Clipper Mill), 6.25%, 9/1/33	$743	$775,417
Baltimore (Strathdale Manor), 7.00%, 7/1/33	495	517,325
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,196,440
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	285,515
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)(3)	2,040	2,170,417

		$4,945,114

Transportation — 10.1%
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,171,800
Maryland Transportation Authority, 4.00%, 7/1/27	2,000	2,234,160
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	2,000	2,333,380

45	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	$2,500	$2,830,675

		$8,570,015

Total Tax – Exempt Investments — 101.5% (identified cost $79,804,164)		$85,777,830

Other Assets, Less Liabilities — (1.5)%		$(1,287,299)

Net Assets — 100.0%		$84,490,531

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 24.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 10.5% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $640,417.

46	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 99.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.2%
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/24	$675	$849,555
Missouri Environmental Improvement and Energy Resources Authority, 5.00%, 1/1/25	575	718,687
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	75	78,592
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,000	1,253,170

		$2,900,004

Education — 6.0%
Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,000	$2,302,840
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,746,120
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,275	1,484,202

		$5,533,162

General Obligations — 13.6%
Belton School District No 124, (Direct Deposit Program), 4.00%, 3/1/28	$1,000	$1,081,730
Clay County, Public School District, 5.00%, 3/1/28	1,000	1,193,730
Columbia School District, 5.00%, 3/1/31	1,000	1,194,180
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,170,380
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,165,920
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,131,840
Kansas City, 4.75%, 2/1/25	1,000	1,128,000
Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,211,460
Saint Louis County Pattonville School District R-3, 4.00%, 3/1/25	750	846,075
University City School District, (Direct Deposit Program), 5.00%, 2/15/26	750	880,350
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,438,230

		$12,441,895

Security	Principal Amount (000’s omitted)	Value

Hospital — 8.4%
Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$1,020,890
Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	1,950	2,031,705
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,104,890
Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	450	450,837
Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	250	256,985
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,078,810
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	525,830
West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,175	1,175,764

		$7,645,711

Housing — 2.5%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$820	$820,632
Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	505	511,368
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	185	199,014
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	545	569,754
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	145	149,164

		$2,249,932

Industrial Development Revenue — 2.0%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,854,558

		$1,854,558

Insured-Education — 1.2%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,105,550

		$1,105,550

47	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 9.6%
Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	$2,250	$2,252,272
Missouri Joint Municipal Electric Utility Commission, (Prairie State Project), (AMBAC), (BHAC), 5.00%, 1/1/32	1,500	1,700,205
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	390	420,346
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	455	493,143
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,375	1,503,411
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,275	2,394,574

		$8,763,951

Insured – Escrowed / Prerefunded — 3.3%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$2,991,691

		$2,991,691

Insured – General Obligations — 7.6%
Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,200	$1,295,052
Kansas City, (NPFG), 5.00%, 2/1/27	1,000	1,149,580
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,000	1,108,930
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,000	961,730
Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,000	1,278,950
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,136,600

		$6,930,842

Insured – Hospital — 5.6%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$4,000	$3,061,120
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,092,664

		$5,153,784

Insured – Industrial Development Revenue — 0.8%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$752,108

		$752,108

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.9%
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$1,000	$750,830
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,308,542
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	986,908
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,000	1,390,570

		$4,436,850

Insured – Special Tax Revenue — 5.7%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$3,003,864
Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,000	1,110,620
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,000	1,086,160

		$5,200,644

Insured – Transportation — 5.0%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$2,060	$2,409,932
Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	910	978,851
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,184,940

		$4,573,723

Insured – Water and Sewer — 1.2%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,136,640

		$1,136,640

Other Revenue — 3.0%
Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,713,575

		$2,713,575

Senior Living / Life Care — 3.6%
Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	$925	$927,581
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,334,281

48	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	$1,000	$1,031,910

		$3,293,772

Special Tax Revenue — 4.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$303,591
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	331,633
Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	600	631,554
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	6,185	489,295
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,150	1,281,066
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,350	1,436,305

		$4,473,444

Transportation — 2.5%
Missouri Highway and Transportation Commission, 5.00%, 5/1/19	$1,000	$1,153,260
Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,000	1,140,770

		$2,294,030

Water and Sewer — 4.6%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,377,372
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,700,850
Metropolitan St Louis Sewer District, 5.00%, 5/1/42	1,000	1,166,250

		$4,244,472

Total Tax-Exempt Investments — 99.2% (identified cost $81,845,741)		$90,690,338

Other Assets, Less Liabilities — 0.8%		$703,451

Net Assets — 100.0%		$91,393,789

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 11.5% of the Fund’s net assets at August 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 45.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 18.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,379,932.

49	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 105.0%

Security	Principal Amount (000’s omitted)	Value

Education — 11.1%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/40	$1,500	$1,743,030
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,795,450
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,684,448
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,488,400
University of North Carolina at Greensboro, 3.75%, 4/1/32	1,435	1,475,166
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,184,638

		$14,371,132

Electric Utilities — 4.8%
North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	$1,500	$1,700,010
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,000	2,510,260
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,374,267
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	668,444

		$6,252,981

Escrowed / Prerefunded — 2.7%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,696,188
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,765,420

		$3,461,608

General Obligations — 0.8%
Charlotte, 5.00%, 7/1/29	$1,000	$1,031,950

		$1,031,950

Hospital — 16.7%
Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,980	$5,285,125
North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,295	2,534,368
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,237,760
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	896,354

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	$3,100	$3,525,010
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	2,000	2,131,500
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	992,079
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,000	1,009,740
North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,500	2,934,100

		$21,546,036

Housing — 5.7%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,488,072
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,120	2,159,496
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,875	1,929,150
North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	845	869,378
North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	925	951,122

		$7,397,218

Industrial Development Revenue — 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$832,905

		$832,905

Insured – Education — 1.6%
North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$865	$870,830
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,050	1,168,734

		$2,039,564

Insured – Electric Utilities — 4.5%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,127,275
North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	1,000	1,144,280
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,740	1,885,864

50	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$600	$650,718

		$5,808,137

Insured – Escrowed / Prerefunded — 2.7%
North Carolina Medical Care Commission, (WakeMed), (AGC), Prerefunded to 10/1/14, 5.625%, 10/1/38	$1,000	$1,109,510
North Carolina Medical Care Commission, (WakeMed), (AGC), Prerefunded to 10/1/14, 5.875%, 10/1/38	2,090	2,329,702

		$3,439,212

Insured – General Obligations — 0.7%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$934,718

		$934,718

Insured – Hospital — 5.9%
Johnston Memorial Hospital, (AGM), 15.793%, 10/1/36(2)(3)(4)	$1,675	$2,341,449
North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,025	1,079,089
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (MBIA), 5.00%, 11/1/39	2,500	2,755,775
North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,500	1,386,210

		$7,562,523

Insured – Lease Revenue / Certificates of Participation — 2.1%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,659,990
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,108,940

		$2,768,930

Insured – Special Tax Revenue — 2.9%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$619,537
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	8,610	765,171
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	12,000	2,199,480
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	625	100,756

		$3,684,944

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 5.8%
Charlotte Airport, (NPFG), (AMT), 5.25%, 7/1/21	$500	$536,650
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	10,000	3,706,300
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,152,530
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(5)	1,800	2,105,766

		$7,501,246

Insured – Water and Sewer — 0.4%
Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	$500	$539,065

		$539,065

Lease Revenue / Certificates of Participation — 15.8%
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,550	$1,729,443
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,589,294
Charlotte, (Government Facilities), 5.00%, 6/1/33	1,500	1,540,935
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	2,040,408
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,118,430
Huntersville, 4.00%, 6/1/27	255	277,782
Huntersville, 4.00%, 6/1/28	500	540,880
Huntersville, 4.00%, 6/1/29	245	263,743
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,180,940
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	750	863,415
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/27	1,000	1,203,290
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,188,110
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,188,820
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,198,500
Wake County, 5.00%, 1/1/33	1,000	1,158,900
Wake County, 5.00%, 6/1/36	1,000	1,137,380
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,178,590

		$20,398,860

51	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.7%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$977,134
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,249,200
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,301,523

		$3,527,857

Senior Living / Life Care — 1.5%
North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,900	$1,936,518

		$1,936,518

Solid Waste — 0.9%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,188,220

		$1,188,220

Special Tax Revenue — 3.2%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$8,510	$673,226
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(5)	2,620	2,787,496
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	644,670

		$4,105,392

Transportation — 2.6%
Charlotte Airport, 5.50%, 7/1/34	$500	$582,300
Charlotte Airport, (AMT), 5.00%, 7/1/36	500	545,620
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,158,990
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,113,690

		$3,400,600

Water and Sewer — 9.3%
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,495	$2,912,039
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,307,040
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,151,030
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	2,066,508
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,183,320

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	$2,000	$2,339,160

		$11,959,097

Total Tax-Exempt Investments — 105.0% (identified cost $120,331,854)		$135,688,713

Other Assets, Less Liabilities — (5.0)%		$(6,450,083)

Net Assets — 100.0%		$129,238,630

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
MBIA	–	MBIA Insurance Corp. of Illinois
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 13.8% of the Fund’s net assets at August 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 25.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 11.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at August 31, 2012.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2012, the aggregate value of these securities is $2,341,449 or 1.8% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,028,263.

52	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2012

Portfolio of Investments

Tax-Exempt Municipal Securities — 105.6%
Security	Principal Amount (000’s omitted)	Value

Education — 7.5%
Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,000	$3,140,520
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,335,820
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,053,780
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/31	500	550,360
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,101,460
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	286,053
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	294,497
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,873,815
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,311,380

		$12,947,685

Electric Utilities — 1.5%
Eugene, Electric Utility System, 5.00%, 8/1/25	$945	$1,149,451
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,250	1,412,387

		$2,561,838

General Obligations — 37.6%
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$910,785
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	2,500	1,453,850
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	385,952
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	223,703
Clackamas County, School District No. 46, 0.00%, 6/15/32	2,230	1,114,688
Clackamas County, School District No. 46, 0.00%, 6/15/33	2,000	957,440
Clackamas County, School District No. 46, 0.00%, 6/15/39	10,370	3,794,798
Clackamas County, School District No. 86, 4.00%, 6/15/25	650	735,443
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/25	460	317,943
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	3,175	2,010,092
Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	3,970	2,089,649
Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	8,000	8,963,760

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	$1,710	$1,879,649
Lane and Douglas Counties, School District No. 45J3, 5.00%, 6/15/24	1,785	2,220,629
Lane and Douglas Counties, School District No. 45J3, 5.00%, 6/15/25	1,445	1,785,326
Metro Regional Center, 4.00%, 6/1/26	3,390	3,865,583
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	564,510
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	655,991
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	1,000	476,770
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	1,365	623,996
Multnomah County School District No. 40, 0.00%, 6/15/24	1,640	1,165,400
Multnomah County School District No. 40, 0.00%, 6/15/32	1,720	828,902
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,555	3,560,581
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	1,575	829,017
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/32	4,000	1,999,440
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	5,820	2,786,150
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	3,350	1,276,987
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	2,120	793,156
Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,325	1,397,146
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,333,453
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	495,062
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,851,710
Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	12,660	7,004,651
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,298,247
Washington County, School District No. 13, 0.00%, 6/15/19	665	592,202
Washington County, School District No. 13, 0.00%, 6/15/20	350	301,718
Washington County, School District No. 13, 0.00%, 6/15/27	1,535	1,016,723

		$64,561,102

53	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 5.5%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$3,242,550
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,105	2,113,294
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	4,057,406

		$9,413,250

Housing — 7.5%
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$755	$755,302
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,395	2,463,138
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	5,293,600
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	2,450	2,550,058
Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	930	948,712
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	925	973,479

		$12,984,289

Insured – Education — 2.3%
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$5,300	$3,995,246

		$3,995,246

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,715	$1,848,444
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,760	2,991,371

		$4,839,815

Insured – General Obligations — 5.7%
Beaverton, School District, (AGC), 5.125%, 6/1/36	$715	$859,759
Clackamas and Washington Counties, School District No. 3, (FGIC), (NPFG), 0.00%, 6/15/23	1,365	1,031,121
Linn County, Lebanon Community School District No. 9, (FGIC), (NPFG), 5.50%, 6/15/30	4,000	5,542,600
Newport, (AGC), 0.00%, 6/1/28	1,000	602,310
Newport, (AGC), 0.00%, 6/1/29	1,225	706,261
Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	1,740	984,214

		$9,726,265

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 2.9%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,541,911
Medford, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,526,110

		$5,068,021

Insured – Special Tax Revenue — 5.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$560	$241,881
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	450	101,268
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	12,100	1,738,286
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,143,326
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	3,276,000
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	29,650	2,634,995
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,255	202,319

		$9,338,075

Insured – Transportation — 3.7%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$333,844
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,778,433
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,930	2,138,305
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,800	2,105,766

		$6,356,348

Other Revenue — 6.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$1,459,576
Oregon State Department of Administrative Services, 5.00%, 4/1/28(1)(2)	8,740	10,194,161

		$11,653,737

Special Tax Revenue — 7.3%
Lane Community College, 5.00%, 6/15/24	$1,250	$1,555,062
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	12,970	1,026,057
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,220	5,553,715
Tri-County Metropolitan Transportation District, 5.00%, 9/1/37	3,000	3,522,150

54	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$755	$893,074

		$12,550,058

Transportation — 3.6%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,439,720
Redmond Airport Revenue, 5.50%, 6/1/24	215	235,496
Redmond Airport Revenue, 5.75%, 6/1/27	200	219,150
Redmond Airport Revenue, 6.00%, 6/1/34	550	602,882
Redmond Airport Revenue, 6.25%, 6/1/39	600	663,282

		$6,160,530

Water and Sewer — 5.5%
Portland, Water System, 5.00%, 5/1/35	$1,865	$2,176,380
Tigard, Washington County, Water System, 5.00%, 8/1/37	4,550	5,289,421
Washington County, Clean Water Services, 4.75%, 10/1/27	1,710	1,964,055

		$9,429,856

Total Tax-Exempt Municipal Securities — 105.6% (identified cost $161,851,486)		$181,586,115

Taxable Municipal Securities — 3.6%

Security	Principal Amount (000’s omitted)	Value

Utilities — 2.9%
Port of Morrow, Transmission Facilities, (Bonneville Cooperation Project 1), 3.675%, 9/1/42	$5,000	$4,986,450

		$4,986,450

Water and Sewer — 0.7%
Washington County, Clean Water Services, 5.701%, 10/1/30(3)	$1,000	$1,247,570

		$1,247,570

Total Taxable Municipal Securities — 3.6% (identified cost $6,167,841)		$6,234,020

Total Investments — 109.2% (identified cost $168,019,327)		$187,820,135

Other Assets, Less Liabilities — (9.2)%		$(15,900,970)

Net Assets — 100.0%		$171,919,165

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 14.1% of the Fund’s net assets at August 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 20.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 8.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,483,642.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

55	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 106.2%

Security	Principal Amount (000’s omitted)	Value

Education — 4.1%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$4,195	$4,709,181
University of South Carolina, Higher Education Facilities, 5.00%, 5/1/29	1,345	1,614,847

		$6,324,028

Electric Utilities — 6.3%
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	$4,510	$5,460,347
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	3,560	4,196,457

		$9,656,804

General Obligations — 13.9%
Charleston County, 4.00%, 11/1/29	$3,000	$3,354,780
Charleston County, 5.00%, 11/1/25	2,255	2,818,976
Charleston County School District, 4.00%, 2/1/24	5,000	5,855,700
South Carolina, 3.25%, 8/1/30	1,760	1,788,195
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,527,644
South Carolina, (Coastal Carolina University), 2.50%, 4/1/30	3,850	3,972,430

		$21,317,725

Hospital — 20.5%
Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$1,000	$1,094,180
Greenville Hospital System Board, 5.00%, 5/1/29	3,000	3,375,390
Greenwood County, 5.375%, 10/1/39	3,835	4,183,256
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,500	1,634,280
Greenwood County, (Self Regional Healthcare), 5.00%, 10/1/22	450	523,328
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,615	4,014,241
Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,160	1,262,985
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,640	1,635,687
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,340	2,333,167
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,090	2,091,212
South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	3,420	3,814,463

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	$3,380	$3,748,014
Spartanburg County Regional Health Services District, 5.00%, 4/15/37	1,500	1,668,810

		$31,379,013

Industrial Development Revenue — 1.9%
Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,500	$1,505,040
Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,400	1,448,440

		$2,953,480

Insured – Electric Utilities — 9.8%
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	$9,410	$4,130,143
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	5,000	2,529,800
Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	2,090	1,431,650
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,420	1,530,490
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,350	1,462,347
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,375	2,574,096
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	950	1,030,304
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	330	360,819

		$15,049,649

Insured – General Obligations — 1.2%
Berkeley County, (AGM), 2.00%, 9/1/25	$240	$229,464
Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,530	1,530,750

		$1,760,214

Insured – Lease Revenue / Certificates of Participation — 2.9%
Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,382,955
St. Peters Parish-Jasper County Public Facilities Corp., (County Office Buildings Projects), (AGM), 5.00%, 4/1/31	1,000	1,107,620

		$4,490,575

56	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$3,390	$301,269
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,255	202,319

		$503,588

Insured – Transportation — 2.8%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$2,700	$3,158,649
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,167,336

		$4,325,985

Insured – Utilities — 2.9%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,330,020
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,746,060
South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	385	387,487

		$4,463,567

Insured – Water and Sewer — 4.8%
Greenwood, Metropolitan District Sewer System, (AGM), 14.971%, 10/1/30(3)(4)(5)	$1,875	$2,727,525
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,286,022
Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	2,155	2,296,282

		$7,309,829

Lease Revenue / Certificates of Participation — 12.6%
Berkeley County, School District, 5.125%, 12/1/30	$2,350	$2,528,788
Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	320	360,614
Dorchester County, School District No. 2, 5.25%, 12/1/29	2,500	2,707,575
Greenville County, School District, 5.00%, 12/1/24(1)	3,000	3,474,300
Laurens County, School District, 5.25%, 12/1/30	4,645	4,866,938
Lexington One, School Facilities Corp., 5.25%, 12/1/27	1,470	1,641,461
Lexington One, School Facilities Corp., 5.25%, 12/1/29	1,665	1,842,439
Lexington One, School Facilities Corp., 5.25%, 12/1/30	495	547,752
Newberry County, School District, 5.25%, 12/1/25	1,320	1,393,432

		$19,363,299

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.0%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$1,546,768

		$1,546,768

Special Tax Revenue — 5.5%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$23,870	$1,888,356
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,220	5,553,714
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	958,133

		$8,400,203

Student Loan — 1.7%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,355	$2,607,409

		$2,607,409

Transportation — 2.8%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,196,622

		$4,196,622

Water and Sewer — 11.2%
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/29	$1,000	$1,203,240
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	1,000	1,195,700
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,503,190
Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(1)(2)	7,500	8,622,300
North Charleston Sewer District, 2.00%, 1/1/29	1,000	906,160
North Charleston Sewer District, 2.00%, 1/1/30	1,000	897,780
North Charleston Sewer District, 2.00%, 1/1/31	1,000	887,880

		$17,216,250

Total Tax-Exempt Investments — 106.2% (identified cost $146,066,519)		$162,865,008

Other Assets, Less Liabilities — (6.2)%		$(9,533,116)

Net Assets — 100.0%		$153,331,892

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

57	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 12.8% of the Fund’s net assets at August 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 23.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 7.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,444,664.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2012, the aggregate value of these securities is $2,727,525 or 1.8% of the Fund’s net assets.

(4)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at August 31, 2012.

58	See Notes to Financial Statements.

Eaton Vance

Tennessee Municipal Income Fund

August 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 96.1%

Security	Principal Amount (000’s omitted)	Value

Education — 9.2%
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,425	$1,609,979
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,000	1,129,810
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, (Belmont University), 5.00%, 11/1/28	350	382,095
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,684,320

		$4,806,204

Electric Utilities — 5.5%
Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,703,130
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	572,375
Metropolitan Government of Nashville and Davidson County, Series A, 5.00%, 5/15/36	500	581,715

		$2,857,220

General Obligations — 7.1%
Johnson City, 5.00%, 6/1/31	$350	$400,400
Tennessee, 4.00%, 8/1/25	1,000	1,153,600
Tennessee, 5.00%, 5/1/29	1,000	1,210,910
Williamson County, 3.25%, 4/1/17	850	950,572

		$3,715,482

Hospital — 15.6%
Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$592,020
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	1,056,580
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,355,400
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	3,200	740,288
Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	500	507,295
Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,070	1,184,672
Shelby County, Health, Educational and Housing Facilities Board, (Methodist Le Bonheur Health), 5.00%, 5/1/42	1,000	1,086,570

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	$500	$548,725
Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	1,044,470

		$8,116,020

Housing — 3.9%
Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$445	$461,193
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,120	1,173,402
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	405	420,013

		$2,054,608

Industrial Development Revenue — 1.4%
Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$260	$260,073
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	480	478,795

		$738,868

Insured – Education — 2.7%
Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,414,193

		$1,414,193

Insured – Electric Utilities — 9.7%
Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$885	$1,039,680
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	600	709,956
Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,000	1,062,610
Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,000	949,560
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	260	280,231
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	450	487,723
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	170	184,370

59	See Notes to Financial Statements.

Eaton Vance

Tennessee Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$300	328,017

		$5,042,147

Insured – Escrowed / Prerefunded — 6.2%
Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$225	$225,779
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), Prerefunded to 1/1/13, 5.00%, 1/1/26	825	838,282
West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,000	2,165,160

		$3,229,221

Insured – General Obligations — 6.7%
Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$549,795
Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,425	1,260,712
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,705,100

		$3,515,607

Insured – Hospital — 1.3%
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), 5.00%, 1/1/26	$675	$679,300

		$679,300

Insured – Lease Revenue / Certificates of Participation — 1.3%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$500	$695,285

		$695,285

Insured – Special Tax Revenue — 3.8%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$3,000	$814,620
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	4,450	639,287
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	508,218

		$1,962,125

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 2.6%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$560	$655,127
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	640	687,194

		$1,342,321

Insured – Water and Sewer — 10.6%
Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,213,180
Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,000	1,089,070
Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	875	996,161
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,063,830
Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	575	584,407
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	570,470

		$5,517,118

Other Revenue — 0.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$6,550	$471,993

		$471,993

Special Tax Revenue — 3.7%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$151,795
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	163,006
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	3,975	314,462
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	680	757,500
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	170	180,868
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	384,436

		$1,952,067

Transportation — 3.9%
Memphis-Shelby County, Airport Authority, (AMT), 5.00%, 7/1/25	$500	$556,745
Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	1,250	1,459,813

		$2,016,558

Total Tax-Exempt Investments — 96.1% (identified cost $46,179,066)		$50,126,337

Other Assets, Less Liabilities — 3.9%		$2,021,510

Net Assets — 100.0%		$52,147,847

60	See Notes to Financial Statements.

Eaton Vance

Tennessee Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 13.4% of the Fund’s net assets at August 31, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 46.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 18.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $375,127.

61	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2012

Portfolio of Investments

Tax-Exempt Investments — 102.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.1%
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,212,270

		$1,212,270

Education — 9.2%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,928,837
University of Virginia, 5.00%, 6/1/40	3,100	3,564,132
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,493,520
Virginia College Building Authority, 5.00%, 9/1/38	275	304,120

		$10,290,609

Electric Utilities — 3.4%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,500	$1,583,130
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	2,015	2,220,570

		$3,803,700

Escrowed / Prerefunded — 3.0%
Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), Prerefunded to 10/1/12, 5.25%, 10/1/35	$1,750	$1,757,368
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	75	75,836
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), Prerefunded to 10/1/13, 5.20%, 10/1/30	465	498,815
Prince William County Industrial Development Authority, (Potomac Hospital Corp.), Prerefunded to 10/1/13, 5.35%, 10/1/36	1,000	1,074,340

		$3,406,359

General Obligations — 9.5%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,449,480
Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,390	1,407,014
Portsmouth, 4.75%, 7/15/25	500	578,790
Portsmouth, 5.25%, 7/15/25	675	811,775
Virginia, 5.00%, 6/1/31	2,000	2,431,900
Virginia Beach, 4.00%, 4/1/29	1,725	1,923,237

		$10,602,196

Security	Principal Amount (000’s omitted)	Value

Hospital — 17.3%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$6,147,190
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,427,890
Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	700	743,666
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	795	798,848
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,222,067
Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	1,950	2,154,067
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,581,990
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,672,587
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,606,185

		$19,354,490

Housing — 5.8%
Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$3,480	$3,587,636
Virginia Housing Development Authority, (AMT), 19.965%, 10/1/35(3)(4)(5)	1,000	1,311,550
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,500	1,580,880

		$6,480,066

Industrial Development Revenue — 1.5%
Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	$1,615	$1,615,258

		$1,615,258

Insured – Education — 4.8%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$5,416,126

		$5,416,126

Insured – Electric Utilities — 2.9%
Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,000	$2,080,280

62	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	$1,000	$1,143,150

		$3,223,430

Insured – Hospital — 5.7%
Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$325	$345,017
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,500	1,775,115
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,655	4,300,400

		$6,420,532

Insured – Lease Revenue / Certificates of Participation — 0.7%
Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$785	$828,253

		$828,253

Insured – Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$440,569

		$440,569

Insured – Transportation — 19.3%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,853,950
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	950	964,734
Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	1,000	1,003,990
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,147,460
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	3,040	3,556,405
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,774,304
Richmond Metropolitan Authority, (FGIC), (NPFG), 5.25%, 7/15/22	3,800	4,441,858
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,861,358

		$21,604,059

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 1.5%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,723,125

		$1,723,125

Other Revenue — 3.3%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,000	$504,420
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	14,980	418,691
Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,250	1,287,737
Tobacco Settlement Financing Corp., 5.00%, 6/1/47	2,000	1,437,120

		$3,647,968

Senior Living / Life Care — 1.9%
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	$1,085	$1,113,481
Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	1,000	1,026,980

		$2,140,461

Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$864,000

		$864,000

Transportation — 2.5%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,121,390
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,698,405

		$2,819,795

Water and Sewer — 7.7%
Hopewell Sewer System Revenue, 5.00%, 7/15/33	$1,000	$1,153,480
Fairfax County Water Authority, 5.25%, 4/1/27	2,795	3,847,178
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	510,250

63	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	$2,710	$3,115,822

		$8,626,730

Total Tax-Exempt Investments — 102.3% (identified cost $101,561,397)		$114,519,996

Other Assets, Less Liabilities — (2.3)%		$(2,538,690)

Net Assets — 100.0%		$111,981,306

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 33.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 17.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,853,595.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at August 31, 2012.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2012, the aggregate value of these securities is $1,311,550 or 1.2% of the Fund’s net assets.

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Assets and Liabilities

	August 31, 2012
Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Investments —
Identified cost	$48,781,391	$62,902,050	$67,827,522	$48,938,151
Unrealized appreciation	5,225,344	4,566,232	7,320,073	4,453,754
Investments, at value	$54,006,735	$67,468,282	$75,147,595	$53,391,905
Cash	$134,842	$31,737	$554,105	$977,825
Restricted cash*	38,000	250,000	375,000	215,000
Interest receivable	588,450	714,649	764,276	524,195
Receivable for investments sold	—	—	165,000	20,167
Receivable for Fund shares sold	79,976	79,003	23,494	17,389
Total assets	$54,848,003	$68,543,671	$77,029,470	$55,146,481
Liabilities
Payable for floating rate notes issued	$1,710,000	$600,000	$4,265,000	$—
Demand note payable	—	100,000	—	—
Payable for variation margin on open financial futures contracts	2,813	70,313	107,813	60,938
Payable for Fund shares redeemed	51,971	135,397	388,228	45,860
Distributions payable	55,910	32,030	75,126	24,627
Payable to affiliates:
Investment adviser fee	11,951	17,255	19,012	12,578
Distribution and service fees	10,583	16,849	16,409	10,889
Interest expense and fees payable	3,196	886	3,326	—
Accrued expenses	20,627	22,378	23,549	20,405
Total liabilities	$1,867,051	$995,108	$4,898,463	$175,297
Net Assets	$52,980,952	$67,548,563	$72,131,007	$54,971,184
Sources of Net Assets
Paid-in capital	$50,462,291	$70,673,405	$76,641,322	$54,067,082
Accumulated net realized loss	(2,645,775)	(7,534,102)	(11,563,684)	(3,449,148)
Accumulated undistributed (distributions in excess of) net investment income	(55,910)	(32,030)	(75,126)	7,779
Net unrealized appreciation	5,220,346	4,441,290	7,128,495	4,345,471
Net Assets	$52,980,952	$67,548,563	$72,131,007	$54,971,184
Class A Shares
Net Assets	$42,461,400	$56,072,004	$50,235,811	$44,184,216
Shares Outstanding	4,238,041	6,055,151	5,668,058	4,924,080
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.02	$9.26	$8.86	$8.97
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.52	$9.72	$9.30	$9.42
Class B Shares
Net Assets	$1,303,582	$2,115,102	$2,157,109	$671,354
Shares Outstanding	118,286	212,623	227,773	69,300
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.02	$9.95	$9.47	$9.69
Class C Shares
Net Assets	$2,944,242	$6,925,979	$7,276,505	$3,695,574
Shares Outstanding	266,944	696,340	767,781	381,238
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.03	$9.95	$9.48	$9.69
Class I Shares
Net Assets	$6,271,728	$2,435,478	$12,461,582	$6,420,040
Shares Outstanding	625,662	263,209	1,402,040	715,484
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.02	$9.25	$8.89	$8.97

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Assets and Liabilities — continued

	August 31, 2012
Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
Investments —
Identified cost	$79,804,164	$81,845,741	$120,331,854	$168,019,327
Unrealized appreciation	5,973,666	8,844,597	15,356,859	19,800,808
Investments, at value	$85,777,830	$90,690,338	$135,688,713	$187,820,135
Cash	$1,711,177	$1,872,691	$2,915,056	$16,484
Restricted cash*	125,000	90,000	600,000	900,000
Interest receivable	919,922	998,590	1,491,201	1,407,110
Receivable for investments sold	35,014	90,000	—	3,411,954
Receivable for Fund shares sold	109,748	75,472	501,905	83,391
Total assets	$88,678,691	$93,817,091	$141,196,875	$193,639,074
Liabilities
Payable for floating rate notes issued	$3,810,000	$1,880,000	$9,935,000	$17,370,000
Demand note payable	—	—	—	3,100,000
Payable for investments purchased	—	—	1,110,233	376,250
Payable for variation margin on open financial futures contracts	35,625	30,984	187,500	281,250
Payable for Fund shares redeemed	188,689	399,386	494,407	276,919
Distributions payable	72,412	37,960	110,793	151,219
Payable to affiliates:
Investment adviser fee	23,593	25,464	39,764	54,996
Distribution and service fees	25,411	20,304	33,032	43,533
Interest expense and fees payable	5,893	4,479	17,785	34,204
Accrued expenses	26,537	24,725	29,731	31,538
Total liabilities	$4,188,160	$2,423,302	$11,958,245	$21,719,909
Net Assets	$84,490,531	$91,393,789	$129,238,630	$171,919,165
Sources of Net Assets
Paid-in capital	$88,697,186	$92,084,541	$124,367,841	$171,951,911
Accumulated net realized loss	(10,088,994)	(9,573,012)	(10,343,702)	(19,534,403)
Accumulated undistributed (distributions in excess of) net investment income	(28,023)	91,423	190,810	200,617
Net unrealized appreciation	5,910,362	8,790,837	15,023,681	19,301,040
Net Assets	$84,490,531	$91,393,789	$129,238,630	$171,919,165
Class A Shares
Net Assets	$62,305,601	$80,768,341	$87,572,814	$115,322,744
Shares Outstanding	6,612,994	8,215,182	9,241,481	12,055,790
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.42	$9.83	$9.48	$9.57
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.89	$10.32	$9.95	$10.05
Class B Shares
Net Assets	$2,286,097	$1,935,960	$2,090,594	$5,926,516
Shares Outstanding	222,505	178,171	205,144	566,443
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.27	$10.87	$10.19	$10.46
Class C Shares
Net Assets	$16,094,068	$6,379,825	$21,401,675	$23,893,918
Shares Outstanding	1,565,924	587,720	2,099,521	2,281,255
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.28	$10.86	$10.19	$10.47
Class I Shares
Net Assets	$3,804,765	$2,309,663	$18,173,547	$26,775,987
Shares Outstanding	402,918	234,581	1,912,580	2,801,749
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.44	$9.85	$9.50	$9.56

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Assets and Liabilities — continued

	August 31, 2012
Assets	South Carolina Fund	Tennessee Fund	Virginia Fund
Investments —
Identified cost	$146,066,519	$46,179,066	$101,561,397
Unrealized appreciation	16,798,489	3,947,271	12,958,599
Investments, at value	$162,865,008	$50,126,337	$114,519,996
Cash	$1,112,585	$1,927,137	$697,745
Restricted cash*	850,000	225,000	775,000
Interest receivable	1,661,905	492,319	1,367,918
Receivable for Fund shares sold	561,570	61,623	125,145
Total assets	$167,051,068	$52,832,416	$117,485,804
Liabilities
Payable for floating rate notes issued	$12,890,000	$280,000	$4,850,000
Payable for variation margin on open financial futures contracts	281,250	65,625	229,688
Payable for Fund shares redeemed	291,209	262,009	213,735
Distributions payable	125,781	29,451	120,130
Payable to affiliates:
Investment adviser fee	48,113	11,628	34,081
Distribution and service fees	42,525	15,620	23,363
Interest expense and fees payable	11,457	414	3,267
Accrued expenses	28,841	19,822	30,234
Total liabilities	$13,719,176	$684,569	$5,504,498
Net Assets	$153,331,892	$52,147,847	$111,981,306
Sources of Net Assets
Paid-in capital	$158,883,765	$55,521,862	$122,562,359
Accumulated net realized loss	(21,964,012)	(7,175,223)	(23,262,680)
Accumulated undistributed (distributions in excess of) net investment income	113,418	(29,451)	131,172
Net unrealized appreciation	16,298,721	3,830,659	12,550,455
Net Assets	$153,331,892	$52,147,847	$111,981,306
Class A Shares
Net Assets	$93,465,844	$40,317,543	$80,350,457
Shares Outstanding	9,647,516	4,490,401	9,500,893
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.69	$8.98	$8.46
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.17	$9.43	$8.88
Class B Shares
Net Assets	$3,909,115	$1,175,491	$2,817,017
Shares Outstanding	380,476	120,177	300,930
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.27	$9.78	$9.36
Class C Shares
Net Assets	$29,875,732	$9,864,487	$9,178,812
Shares Outstanding	2,906,787	1,009,190	979,955
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$10.28	$9.77	$9.37
Class I Shares
Net Assets	$26,081,201	$790,326	$19,635,020
Shares Outstanding	2,689,571	88,080	2,315,962
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.70	$8.97	$8.48

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Operations

	Year Ended August 31, 2012
Investment Income	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
Interest	$2,490,283	$3,139,623	$3,328,632	$2,483,734
Total investment income	$2,490,283	$3,139,623	$3,328,632	$2,483,734

Expenses
Investment adviser fee	$144,420	$209,004	$215,712	$145,556
Distribution and service fees
Class A	85,622	112,805	97,811	93,211
Class B	13,799	23,347	23,470	8,326
Class C	25,360	63,522	68,553	28,017
Trustees’ fees and expenses	2,608	3,178	3,226	2,621
Custodian fee	40,067	46,156	46,603	40,300
Transfer and dividend disbursing agent fees	20,539	23,841	24,223	22,791
Legal and accounting services	48,086	41,080	47,442	41,990
Printing and postage	9,466	10,335	10,670	9,903
Registration fees	3,404	4,623	3,642	1,624
Interest expense and fees	13,802	6,336	37,668	—
Miscellaneous	15,795	21,167	17,128	16,351
Total expenses	$422,968	$565,394	$596,148	$410,690
Deduct —
Reduction of custodian fee	$337	$279	$778	$472
Total expense reductions	$337	$279	$778	$472

Net expenses	$422,631	$565,115	$595,370	$410,218

Net investment income	$2,067,652	$2,574,508	$2,733,262	$2,073,516

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$215,424	$(405,469)	$(170,646)	$340,039
Financial futures contracts	(352,939)	(964,889)	(1,567,834)	(892,460)
Swap contracts	(27,898)	(85,245)	(123,993)	(92,995)
Net realized loss	$(165,413)	$(1,455,603)	$(1,862,473)	$(645,416)
Change in unrealized appreciation (depreciation) —
Investments	$2,755,187	$4,056,598	$5,292,082	$2,970,455
Financial futures contracts	3,277	(250,300)	(169,217)	(133,237)
Swap contracts	(6,381)	(19,498)	(28,362)	(21,271)
Net change in unrealized appreciation (depreciation)	$2,752,083	$3,786,800	$5,094,503	$2,815,947

Net realized and unrealized gain	$2,586,670	$2,331,197	$3,232,030	$2,170,531

Net increase in net assets from operations	$4,654,322	$4,905,705	$5,965,292	$4,244,047

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Operations — continued

	Year Ended August 31, 2012
Investment Income	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
Interest	$3,824,605	$3,991,624	$6,006,773	$7,625,699
Total investment income	$3,824,605	$3,991,624	$6,006,773	$7,625,699

Expenses
Investment adviser fee	$266,381	$293,683	$429,903	$562,042
Distribution and service fees
Class A	121,986	156,490	160,644	212,657
Class B	27,241	21,707	22,039	62,800
Class C	130,383	51,757	154,228	191,284
Trustees’ fees and expenses	3,723	3,988	5,121	6,196
Custodian fee	50,666	54,024	64,557	75,738
Transfer and dividend disbursing agent fees	33,093	31,247	43,550	45,406
Legal and accounting services	53,749	42,523	48,518	45,720
Printing and postage	11,586	12,002	14,296	14,380
Registration fees	7,372	3,468	2,161	—
Interest expense and fees	30,659	18,834	79,531	138,302
Miscellaneous	17,228	19,903	20,390	24,865
Total expenses	$754,067	$709,626	$1,044,938	$1,379,390
Deduct —
Reduction of custodian fee	$1,213	$863	$555	$749
Total expense reductions	$1,213	$863	$555	$749

Net expenses	$752,854	$708,763	$1,044,383	$1,378,641

Net investment income	$3,071,751	$3,282,861	$4,962,390	$6,247,058

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$177,406	$415,808	$75,559	$45,988
Financial futures contracts	(369,032)	(518,753)	(2,267,115)	(2,942,101)
Swap contracts	—	(56,572)	—	—
Net realized loss	$(191,626)	$(159,517)	$(2,191,556)	$(2,896,113)
Change in unrealized appreciation (depreciation) —
Investments	$5,235,754	$6,107,419	$10,464,209	$17,584,005
Financial futures contracts	(64,716)	(41,922)	(280,698)	(434,462)
Swap contracts	—	(12,940)	—	—
Net change in unrealized appreciation (depreciation)	$5,171,038	$6,052,557	$10,183,511	$17,149,543

Net realized and unrealized gain	$4,979,412	$5,893,040	$7,991,955	$14,253,430

Net increase in net assets from operations	$8,051,163	$9,175,901	$12,954,345	$20,500,488

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Operations — continued

	Year Ended August 31, 2012
Investment Income	South Carolina Fund	Tennessee Fund	Virginia Fund
Interest	$7,128,875	$2,357,023	$5,707,668
Total investment income	$7,128,875	$2,357,023	$5,707,668

Expenses
Investment adviser fee	$539,920	$132,421	$416,826
Distribution and service fees
Class A	171,266	79,869	161,137
Class B	40,819	13,237	32,086
Class C	242,684	77,854	89,234
Trustees’ fees and expenses	6,113	2,489	4,942
Custodian fee	75,177	38,775	64,590
Transfer and dividend disbursing agent fees	37,709	18,916	43,033
Legal and accounting services	47,058	41,285	50,577
Printing and postage	13,704	8,958	15,207
Registration fees	2,313	3,550	4,741
Interest expense and fees	102,000	3,096	48,979
Miscellaneous	24,956	17,146	22,175
Total expenses	$1,303,719	$437,596	$953,527
Deduct —
Reduction of custodian fee	$752	$482	$742
Total expense reductions	$752	$482	$742

Net expenses	$1,302,967	$437,114	$952,785

Net investment income	$5,825,908	$1,919,909	$4,754,883

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,572,352	$474,603	$729,514
Financial futures contracts	(3,641,160)	(961,455)	(3,470,982)
Swap contracts	—	(77,495)	(76,721)
Net realized loss	$(68,808)	$(564,347)	$(2,818,189)
Change in unrealized appreciation (depreciation) —
Investments	$11,715,151	$3,018,574	$8,493,357
Financial futures contracts	(426,696)	(100,214)	(298,594)
Swap contracts	—	(17,726)	(17,549)
Net change in unrealized appreciation (depreciation)	$11,288,455	$2,900,634	$8,177,214

Net realized and unrealized gain	$11,219,647	$2,336,287	$5,359,025

Net increase in net assets from operations	$17,045,555	$4,256,196	$10,113,908

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Changes in Net Assets

	Year Ended August 31, 2012
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,067,652	$2,574,508	$2,733,262	$2,073,516
Net realized loss from investment transactions, financial futures contracts and swap contracts	(165,413)	(1,455,603)	(1,862,473)	(645,416)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	2,752,083	3,786,800	5,094,503	2,815,947
Net increase in net assets from operations	$4,654,322	$4,905,705	$5,965,292	$4,244,047
Distributions to shareholders —
From net investment income
Class A	$(1,696,524)	$(2,167,591)	$(1,968,598)	$(1,840,021)
Class B	(46,882)	(76,265)	(81,722)	(28,205)
Class C	(85,396)	(206,787)	(236,521)	(93,671)
Class I	(240,703)	(84,824)	(420,851)	(108,709)
Tax return of capital
Class A	(2,602)	(24,799)	(13,832)	—
Class B	(72)	(873)	(574)	—
Class C	(131)	(2,366)	(1,662)	—
Class I	(369)	(970)	(2,957)	—
Total distributions to shareholders	$(2,072,679)	$(2,564,475)	$(2,726,717)	$(2,070,606)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,405,907	$3,926,704	$5,165,432	$2,665,217
Class B	179,061	162,225	35,901	5,887
Class C	629,944	1,131,393	1,507,686	1,384,183
Class I	1,051,205	731,465	5,813,005	5,879,325
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,190,511	1,824,453	1,325,223	1,533,493
Class B	34,769	66,607	62,711	21,991
Class C	37,611	175,977	174,252	82,640
Class I	65,474	80,215	98,104	105,837
Cost of shares redeemed
Class A	(5,546,154)	(10,133,428)	(8,122,829)	(9,628,817)
Class B	(210,151)	(330,307)	(228,734)	(142,777)
Class C	(289,092)	(1,018,722)	(1,749,565)	(334,906)
Class I	(292,177)	(189,344)	(3,112,172)	(143,863)
Net asset value of shares exchanged
Class A	455,804	590,963	918,692	340,159
Class B	(455,804)	(590,963)	(918,692)	(340,159)
Net increase (decrease) in net assets from Fund share transactions	$(1,743,092)	$(3,572,762)	$969,014	$1,428,210

Net increase (decrease) in net assets	$838,551	$(1,231,532)	$4,207,589	$3,601,651

Net Assets
At beginning of year	$52,142,401	$68,780,095	$67,923,418	$51,369,533
At end of year	$52,980,952	$67,548,563	$72,131,007	$54,971,184

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(55,910)	$(32,030)	$(75,126)	$7,779

71	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2012
Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
From operations —
Net investment income	$3,071,751	$3,282,861	$4,962,390	$6,247,058
Net realized loss from investment transactions, financial futures contracts and swap contracts	(191,626)	(159,517)	(2,191,556)	(2,896,113)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	5,171,038	6,052,557	10,183,511	17,149,543
Net increase in net assets from operations	$8,051,163	$9,175,901	$12,954,345	$20,500,488
Distributions to shareholders —
From net investment income
Class A	$(2,394,197)	$(2,965,182)	$(3,506,762)	$(4,758,884)
Class B	(91,819)	(70,220)	(84,539)	(248,464)
Class C	(433,011)	(164,449)	(581,892)	(745,279)
Class I	(120,911)	(57,725)	(731,633)	(462,479)
Total distributions to shareholders	$(3,039,938)	$(3,257,576)	$(4,904,826)	$(6,215,106)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,154,111	$7,406,237	$14,070,575	$17,598,926
Class B	113,653	16,522	68,097	163,341
Class C	4,426,116	1,349,182	8,982,626	6,378,657
Class I	1,527,956	2,144,456	6,077,513	25,016,568
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,702,678	2,420,763	2,851,882	3,828,354
Class B	73,119	59,626	73,429	182,121
Class C	286,368	118,712	469,205	621,073
Class I	46,130	50,104	125,470	175,656
Cost of shares redeemed
Class A	(6,402,958)	(11,168,213)	(9,434,303)	(16,785,177)
Class B	(351,001)	(484,250)	(428,990)	(1,079,123)
Class C	(934,168)	(247,485)	(2,647,806)	(1,904,917)
Class I	(397,245)	(755,705)	(3,674,048)	(2,560,738)
Net asset value of shares exchanged
Class A	1,236,328	437,315	335,733	908,691
Class B	(1,236,328)	(437,315)	(335,733)	(908,691)
Net increase in net assets from Fund share transactions	$4,244,759	$909,949	$16,533,650	$31,634,741

Net increase in net assets	$9,255,984	$6,828,274	$24,583,169	$45,920,123

Net Assets
At beginning of year	$75,234,547	$84,565,515	$104,655,461	$125,999,042
At end of year	$84,490,531	$91,393,789	$129,238,630	$171,919,165

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(28,023)	$91,423	$190,810	$200,617

72	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2012
Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$5,825,908	$1,919,909	$4,754,883
Net realized loss from investment transactions, financial futures contracts and swap contracts	(68,808)	(564,347)	(2,818,189)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	11,288,455	2,900,634	8,177,214
Net increase in net assets from operations	$17,045,555	$4,256,196	$10,113,908
Distributions to shareholders —
From net investment income
Class A	$(3,635,807)	$(1,580,199)	$(3,406,619)
Class B	(151,571)	(45,024)	(117,891)
Class C	(889,585)	(260,926)	(327,085)
Class I	(1,101,095)	(21,820)	(860,483)
Tax return of capital
Class A	—	(3,037)	—
Class B	—	(87)	—
Class C	—	(501)	—
Class I	—	(42)	—
Total distributions to shareholders	$(5,778,058)	$(1,911,636)	$(4,712,078)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,264,082	$3,059,753	$6,531,953
Class B	117,211	60,948	107,163
Class C	9,002,545	2,841,248	958,408
Class I	6,703,754	769,319	4,530,258
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,119,914	1,261,376	2,628,859
Class B	137,695	36,073	103,650
Class C	687,766	188,189	255,595
Class I	198,717	20,821	76,833
Cost of shares redeemed
Class A	(9,807,733)	(6,107,895)	(13,760,086)
Class B	(715,406)	(171,883)	(322,179)
Class C	(4,109,112)	(1,065,200)	(2,187,620)
Class I	(7,063,569)	(125,586)	(4,374,645)
Net asset value of shares exchanged
Class A	571,083	454,415	1,002,962
Class B	(571,083)	(454,415)	(1,002,962)
Net increase (decrease) in net assets from Fund share transactions	$12,535,864	$767,163	$(5,451,811)

Net increase (decrease) in net assets	$23,803,361	$3,111,723	$(49,981)

Net Assets
At beginning of year	$129,528,531	$49,036,124	$112,031,287
At end of year	$153,331,892	$52,147,847	$111,981,306

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$113,418	$(29,451)	$131,172

73	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2011
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund
From operations —
Net investment income	$2,275,486	$2,890,415	$3,439,873	$2,208,588
Net realized loss from investment transactions, financial futures contracts and swap contracts	(694,893)	(1,626,497)	(1,138,089)	(386,277)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(1,760,287)	(695,152)	(2,636,891)	(1,296,780)
Net increase (decrease) in net assets from operations	$(179,694)	$568,766	$(335,107)	$525,531
Distributions to shareholders —
From net investment income
Class A	$(1,887,067)	$(2,537,016)	$(2,436,282)	$(2,048,557)
Class B	(86,684)	(99,812)	(160,925)	(69,047)
Class C	(90,752)	(212,447)	(331,454)	(79,745)
Class I	(208,005)	(22,028)	(426,236)	(7,750)
Total distributions to shareholders	$(2,272,508)	$(2,871,303)	$(3,354,897)	$(2,205,099)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,431,280	$3,978,867	$4,352,621	$6,083,910
Class B	74,953	572,653	234,798	169,720
Class C	710,557	2,105,582	1,262,031	503,549
Class I	1,821,595	1,760,543	3,349,548	513,669
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,124,964	1,722,123	1,511,708	1,543,358
Class B	51,520	80,014	84,568	47,539
Class C	38,234	122,983	201,086	55,676
Class I	22,387	20,122	25,604	5,255
Cost of shares redeemed
Class A	(8,924,097)	(10,006,737)	(14,430,067)	(8,836,114)
Class B	(1,113,272)	(273,267)	(775,110)	(521,165)
Class C	(1,104,919)	(1,693,684)	(3,657,373)	(283,769)
Class I	(706,782)	(42,183)	(2,482,711)	(12,988)
Net asset value of shares exchanged
Class A	1,132,198	742,984	1,375,460	1,119,557
Class B	(1,132,198)	(742,984)	(1,375,460)	(1,119,557)
Net decrease in net assets from Fund share transactions	$(5,573,580)	$(1,652,984)	$(10,323,297)	$(731,360)

Net decrease in net assets	$(8,025,782)	$(3,955,521)	$(14,013,301)	$(2,410,928)

Net Assets
At beginning of year	$60,168,183	$72,735,616	$81,936,719	$53,780,461
At end of year	$52,142,401	$68,780,095	$67,923,418	$51,369,533

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(59,086)	$(61,039)	$(94,148)	$7,782

74	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2011
Increase (Decrease) in Net Assets	Maryland Fund	Missouri Fund	North Carolina Fund	Oregon Fund
From operations —
Net investment income	$3,768,947	$3,769,251	$5,344,201	$6,722,729
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,014,425)	(1,493,782)	(2,602,701)	(2,180,386)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(3,094,718)	(3,215,050)	(5,035,633)	(8,225,194)
Net decrease in net assets from operations	$(340,196)	$(939,581)	$(2,294,133)	$(3,682,851)
Distributions to shareholders —
From net investment income
Class A	$(2,856,771)	$(3,443,213)	$(3,762,616)	$(5,451,567)
Class B	(167,290)	(116,487)	(133,113)	(363,386)
Class C	(474,079)	(172,421)	(591,914)	(778,675)
Class I	(219,678)	(11,821)	(799,977)	(62,938)
Total distributions to shareholders	$(3,717,818)	$(3,743,942)	$(5,287,620)	$(6,656,566)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,089,498	$7,057,429	$7,965,292	$9,191,247
Class B	57,784	250,987	181,346	208,000
Class C	1,539,137	894,355	4,275,426	2,462,699
Class I	1,322,839	762,523	4,926,999	3,263,629
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,826,631	2,352,158	2,607,249	3,942,405
Class B	113,241	85,937	79,164	239,615
Class C	246,393	96,416	348,192	607,778
Class I	35,905	6,695	86,484	19,890
Cost of shares redeemed
Class A	(20,067,182)	(25,266,849)	(18,671,055)	(34,356,166)
Class B	(794,542)	(544,279)	(385,931)	(1,574,962)
Class C	(4,849,980)	(1,792,384)	(5,053,266)	(5,915,450)
Class I	(4,195,028)	(24,727)	(6,465,910)	(138,262)
Net asset value of shares exchanged
Class A	1,581,777	1,449,002	1,290,328	2,033,081
Class B	(1,581,777)	(1,449,002)	(1,290,328)	(2,033,081)
Net decrease in net assets from Fund share transactions	$(22,675,304)	$(16,121,739)	$(10,106,010)	$(22,049,577)

Net decrease in net assets	$(26,733,318)	$(20,805,262)	$(17,687,763)	$(32,388,994)

Net Assets
At beginning of year	$101,967,865	$105,370,777	$122,343,224	$158,388,036
At end of year	$75,234,547	$84,565,515	$104,655,461	$125,999,042

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(28,024)	$91,423	$190,811	$200,616

75	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2011
Increase (Decrease) in Net Assets	South Carolina Fund	Tennessee Fund	Virginia Fund
From operations —
Net investment income	$7,151,957	$2,255,352	$5,789,804
Net realized loss from investment transactions, financial futures contracts and swap contracts	(6,360,755)	(530,254)	(3,889,585)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(7,000,008)	(2,154,389)	(2,985,064)
Net decrease in net assets from operations	$(6,208,806)	$(429,291)	$(1,084,845)
Distributions to shareholders —
From net investment income
Class A	$(4,328,242)	$(1,859,998)	$(4,158,919)
Class B	(239,833)	(82,822)	(201,382)
Class C	(1,044,906)	(296,360)	(458,994)
Class I	(1,493,215)	(1,974)	(913,246)
Total distributions to shareholders	$(7,106,196)	$(2,241,154)	$(5,732,541)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,139,246	$2,257,034	$4,153,964
Class B	178,248	83,762	209,075
Class C	4,247,186	1,327,554	2,169,775
Class I	6,475,752	141,777	4,729,656
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,006,910	1,271,081	2,719,497
Class B	170,442	50,616	147,644
Class C	698,896	184,127	291,520
Class I	50,026	1,246	49,417
Cost of shares redeemed
Class A	(34,099,707)	(9,828,504)	(22,874,588)
Class B	(910,166)	(616,585)	(907,871)
Class C	(9,101,388)	(2,534,375)	(5,521,005)
Class I	(18,577,550)	(40,440)	(3,888,503)
Net asset value of shares exchanged
Class A	1,603,024	787,310	1,880,637
Class B	(1,603,024)	(787,310)	(1,880,637)
Net decrease in net assets from Fund share transactions	$(41,722,105)	$(7,702,707)	$(18,721,419)

Net decrease in net assets	$(55,037,107)	$(10,373,152)	$(25,538,805)

Net Assets
At beginning of year	$184,565,638	$59,409,276	$137,570,092
At end of year	$129,528,531	$49,036,124	$112,031,287

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$113,418	$(33,116)	$131,172

76	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Statement of Cash Flows*

Year Ended August 31, 2012
Cash Flows From Operating Activities	Oregon Fund
Net increase in net assets from operations	$20,500,488
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(53,000,866)
Investments sold	23,357,354
Net amortization/accretion of premium (discount)	(1,951,028)
Increase in restricted cash	(900,000)
Increase in interest receivable	(95,339)
Decrease in receivable for variation margin on open financial futures contracts	215,625
Increase in payable for variation margin on open financial futures contracts	281,250
Increase in payable to affiliate for investment adviser fee	12,811
Increase in payable to affiliate for distribution and service fees	7,393
Increase in interest expense and fees payable	525
Decrease in accrued expenses	(39,431)
Net change in unrealized (appreciation) depreciation from investments	(17,584,005)
Net realized gain from investments	(45,988)
Net cash used in operating activities	$(29,241,211)

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$49,100,385
Fund shares redeemed	(22,217,400)
Distributions paid, net of reinvestments	(1,388,628)
Increase in demand note payable	3,100,000
Net cash provided by financing activities	$28,594,357

Net decrease in cash	$(646,854)

Cash at beginning of year	$663,338

Cash at end of year	$16,484

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$4,807,204
Cash paid for interest and fees	137,777

*	Statement of Cash Flows is only required for Oregon Fund.

77	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights

	Alabama Fund — Class A
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.540	$9.930	$9.290	$9.330	$9.600

Income (Loss) From Operations
Net investment income(1)	$0.388	$0.405	$0.402	$0.402	$0.402
Net realized and unrealized gain (loss)	0.481	(0.392)	0.634	(0.036)	(0.232)

Total income from operations	$0.869	$0.013	$1.036	$0.366	$0.170

Less Distributions
From net investment income	$(0.388)	$(0.403)	$(0.396)	$(0.406)	$(0.395)
From net realized gain	—	—	—	—	(0.045)
Tax return of capital	(0.001)	—	—	—	—

Total distributions	$(0.389)	$(0.403)	$(0.396)	$(0.406)	$(0.440)

Net asset value — End of year	$10.020	$9.540	$9.930	$9.290	$9.330

Total Return(2)	9.27%	0.26%	11.37%	4.19%	1.89%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$42,461	$42,857	$49,083	$43,090	$49,124
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.73%	0.73%	0.80%	0.76%
Interest and fee expense(3)	0.03%	0.03%	0.02%	0.05%	0.11%
Total expenses before custodian fee reduction	0.77%	0.76%	0.75%	0.85%	0.87%
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.73%	0.73%	0.79%	0.74%
Net investment income	3.96%	4.27%	4.18%	4.59%	4.20%
Portfolio Turnover	11%	10%	16%	22%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

78	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Alabama Fund — Class B
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$10.490	$10.920	$10.230	$10.270	$10.560

Income (Loss) From Operations
Net investment income(1)	$0.346	$0.368	$0.365	$0.370	$0.363
Net realized and unrealized gain (loss)	0.531	(0.433)	0.684	(0.036)	(0.255)

Total income (loss) from operations	$0.877	$(0.065)	$1.049	$0.334	$0.108

Less Distributions
From net investment income	$(0.346)	$(0.365)	$(0.359)	$(0.374)	$(0.353)
From net realized gain	—	—	—	—	(0.045)
Tax return of capital	(0.001)	—	—	—	—

Total distributions	$(0.347)	$(0.365)	$(0.359)	$(0.374)	$(0.398)

Net asset value — End of year	$11.020	$10.490	$10.920	$10.230	$10.270

Total Return(2)	8.48%	(0.51)%	10.42%	3.56%	1.03%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,304	$1,682	$3,949	$6,380	$8,643
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.49%	1.48%	1.55%	1.52%
Interest and fee expense(3)	0.03%	0.03%	0.02%	0.05%	0.11%
Total expenses before custodian fee reduction	1.52%	1.52%	1.50%	1.60%	1.63%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.49%	1.48%	1.54%	1.49%
Net investment income	3.22%	3.52%	3.46%	3.85%	3.44%
Portfolio Turnover	11%	10%	16%	22%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

79	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Alabama Fund — Class C
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$10.500	$10.930	$10.230	$10.270	$10.560

Income (Loss) From Operations
Net investment income(1)	$0.345	$0.368	$0.361	$0.369	$0.368
Net realized and unrealized gain (loss)	0.532	(0.432)	0.698	(0.035)	(0.259)

Total income (loss) from operations	$0.877	$(0.064)	$1.059	$0.334	$0.109

Less Distributions
From net investment income	$(0.346)	$(0.366)	$(0.359)	$(0.374)	$(0.354)
From net realized gain	—	—	—	—	(0.045)
Tax return of capital	(0.001)	—	—	—	—

Total distributions	$(0.347)	$(0.366)	$(0.359)	$(0.374)	$(0.399)

Net asset value — End of year	$11.030	$10.500	$10.930	$10.230	$10.270

Total Return(2)	8.47%	(0.50)%	10.52%	3.55%	1.03%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,944	$2,440	$2,935	$1,562	$958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.48%	1.48%	1.55%	1.51%
Interest and fee expense(3)	0.03%	0.03%	0.02%	0.05%	0.11%
Total expenses before custodian fee reduction	1.51%	1.51%	1.50%	1.60%	1.62%
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.48%	1.48%	1.54%	1.49%
Net investment income	3.20%	3.52%	3.40%	3.82%	3.48%
Portfolio Turnover	11%	10%	16%	22%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

80	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Alabama Fund — Class I
	Year Ended August 31,				Period Ended August 31, 2008(1)
	2012	2011	2010	2009
Net asset value — Beginning of period	$9.550	$9.930	$9.300	$9.340	$9.040

Income (Loss) From Operations
Net investment income(2)	$0.407	$0.423	$0.420	$0.419	$0.209
Net realized and unrealized gain (loss)	0.471	(0.380)	0.625	(0.035)	0.300

Total income from operations	$0.878	$0.043	$1.045	$0.384	$0.509

Less Distributions
From net investment income	$(0.407)	$(0.423)	$(0.415)	$(0.424)	$(0.209)
Tax return of capital	(0.001)	—	—	—	—

Total distributions	$(0.408)	$(0.423)	$(0.415)	$(0.424)	$(0.209)

Net asset value — End of period	$10.020	$9.550	$9.930	$9.300	$9.340

Total Return(3)	9.37%	0.56%	11.47%	4.51%	5.64	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,272	$5,163	$4,201	$3,343	$3,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54%	0.53%	0.53%	0.60%	0.56	%(5)
Interest and fee expense(6)	0.03%	0.03%	0.02%	0.05%	0.11	%(5)
Total expenses before custodian fee reduction	0.57%	0.56%	0.55%	0.65%	0.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54%	0.53%	0.53%	0.59%	0.54	%(5)
Net investment income	4.15%	4.46%	4.37%	4.79%	4.47	%(5)
Portfolio Turnover	11%	10%	16%	22%	12	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

81	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Arkansas Fund — Class A
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.950	$9.230	$8.870	$9.160	$9.710

Income (Loss) From Operations
Net investment income(1)	$0.357	$0.381	$0.377	$0.392	$0.415
Net realized and unrealized gain (loss)	0.308	(0.283)	0.356	(0.278)	(0.540)

Total income (loss) from operations	$0.665	$0.098	$0.733	$0.114	$(0.125)

Less Distributions
From net investment income	$(0.351)	$(0.378)	$(0.373)	$(0.404)	$(0.425)
Tax return of capital	(0.004)	—	—	—	—

Total distributions	$(0.355)	$(0.378)	$(0.373)	$(0.404)	$(0.425)

Net asset value — End of year	$9.260	$8.950	$9.230	$8.870	$9.160

Total Return(2)	7.55%	1.17%	8.39%	1.55%	(1.21)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$56,072	$57,912	$63,478	$59,111	$56,405
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.73%	0.75%	0.78%	0.76%
Interest and fee expense(3)	0.01%	0.01%	0.01%	0.05%	0.14%
Total expenses before custodian fee reduction	0.74%	0.74%	0.76%	0.83%	0.90%
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.73%	0.75%	0.78%	0.73%
Net investment income	3.90%	4.27%	4.13%	4.71%	4.37%
Portfolio Turnover	10%	7%	8%	18%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

82	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Arkansas Fund — Class B
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.610	$9.910	$9.530	$9.850	$10.430

Income (Loss) From Operations
Net investment income(1)	$0.310	$0.336	$0.332	$0.356	$0.371
Net realized and unrealized gain (loss)	0.338	(0.302)	0.377	(0.311)	(0.573)

Total income (loss) from operations	$0.648	$0.034	$0.709	$0.045	$(0.202)

Less Distributions
From net investment income	$(0.305)	$(0.334)	$(0.329)	$(0.365)	$(0.378)
Tax return of capital	(0.003)	—	—	—	—

Total distributions	$(0.308)	$(0.334)	$(0.329)	$(0.365)	$(0.378)

Net asset value — End of year	$9.950	$9.610	$9.910	$9.530	$9.850

Total Return(2)	6.82%	0.42%	7.53%	0.80%	(1.97)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,115	$2,717	$3,178	$3,525	$4,157
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.48%	1.50%	1.53%	1.50%
Interest and fee expense(3)	0.01%	0.01%	0.01%	0.05%	0.14%
Total expenses before custodian fee reduction	1.49%	1.49%	1.51%	1.58%	1.64%
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.48%	1.50%	1.53%	1.48%
Net investment income	3.16%	3.52%	3.38%	3.98%	3.63%
Portfolio Turnover	10%	7%	8%	18%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

83	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Arkansas Fund — Class C
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.610	$9.910	$9.530	$9.850	$10.420

Income (Loss) From Operations
Net investment income(1)	$0.309	$0.336	$0.329	$0.354	$0.369
Net realized and unrealized gain (loss)	0.339	(0.302)	0.380	(0.309)	(0.562)

Total income (loss) from operations	$0.648	$0.034	$0.709	$0.045	$(0.193)

Less Distributions
From net investment income	$(0.305)	$(0.334)	$(0.329)	$(0.365)	$(0.377)
Tax return of capital	(0.003)	—	—	—	—

Total distributions	$(0.308)	$(0.334)	$(0.329)	$(0.365)	$(0.377)

Net asset value — End of year	$9.950	$9.610	$9.910	$9.530	$9.850

Total Return(2)	6.82%	0.42%	7.53%	0.80%	(1.88)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,926	$6,409	$6,078	$3,386	$2,989
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.48%	1.50%	1.53%	1.52%
Interest and fee expense(3)	0.01%	0.01%	0.01%	0.05%	0.14%
Total expenses before custodian fee reduction	1.49%	1.49%	1.51%	1.58%	1.66%
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.48%	1.50%	1.53%	1.48%
Net investment income	3.14%	3.52%	3.35%	3.95%	3.62%
Portfolio Turnover	10%	7%	8%	18%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

84	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Arkansas Fund — Class I
	Year Ended August 31,		Period Ended August 31, 2010(1)
	2012	2011
Net asset value — Beginning of period	$8.940	$9.220	$9.130

Income (Loss) From Operations
Net investment income(2)	$0.373	$0.394	$0.031
Net realized and unrealized gain (loss)	0.310	(0.277)	0.090

Total income from operations	$0.683	$0.117	$0.121

Less Distributions
From net investment income	$(0.369)	$(0.397)	$(0.031)
Tax return of capital	(0.004)	—	—

Total distributions	$(0.373)	$(0.397)	$(0.031)

Net asset value — End of period	$9.250	$8.940	$9.220

Total Return(3)	7.77%	1.38%	1.32	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,435	$1,742	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.53%	0.55	%(5)
Interest and fee expense(6)	0.01%	0.01%	0.01	%(5)
Total expenses(7)	0.54%	0.54%	0.56	%(5)
Net investment income	4.07%	4.40%	4.25	%(5)
Portfolio Turnover	10%	7%	8	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

85	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Georgia Fund — Class A
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.440	$8.820	$8.500	$8.730	$9.130

Income (Loss) From Operations
Net investment income(1)	$0.352	$0.410	$0.400	$0.391	$0.393
Net realized and unrealized gain (loss)	0.419	(0.391)	0.310	(0.229)	(0.399)

Total income (loss) from operations	$0.771	$0.019	$0.710	$0.162	$(0.006)

Less Distributions
From net investment income	$(0.349)	$(0.399)	$(0.390)	$(0.392)	$(0.394)
Tax return of capital	(0.002)	—	—	—	—

Total distributions	$(0.351)	$(0.399)	$(0.390)	$(0.392)	$(0.394)

Net asset value — End of year	$8.860	$8.440	$8.820	$8.500	$8.730

Total Return(2)	9.31%	0.32%	8.49%	2.30%	(0.07)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$50,236	$48,635	$58,448	$63,387	$68,832
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.76%	0.76%	0.83%	0.77%
Interest and fee expense(3)	0.05%	0.09%	0.09%	0.18%	0.21%
Total expenses before custodian fee reduction	0.79%	0.85%	0.85%	1.01%	0.98%
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.76%	0.76%	0.81%	0.74%
Net investment income	4.06%	4.84%	4.57%	4.92%	4.37%
Portfolio Turnover	12%	6%	12%	18%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

86	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Georgia Fund — Class B
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.020	$9.430	$9.080	$9.320	$9.750

Income (Loss) From Operations
Net investment income(1)	$0.309	$0.371	$0.357	$0.354	$0.348
Net realized and unrealized gain (loss)	0.446	(0.422)	0.342	(0.241)	(0.433)

Total income (loss) from operations	$0.755	$(0.051)	$0.699	$0.113	$(0.085)

Less Distributions
From net investment income	$(0.303)	$(0.359)	$(0.349)	$(0.353)	$(0.345)
Tax return of capital	(0.002)	—	—	—	—

Total distributions	$(0.305)	$(0.359)	$(0.349)	$(0.353)	$(0.345)

Net asset value — End of year	$9.470	$9.020	$9.430	$9.080	$9.320

Total Return(2)	8.51%	(0.47)%	7.80%	1.45%	(0.78)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,157	$3,086	$5,143	$6,387	$8,301
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.51%	1.51%	1.57%	1.52%
Interest and fee expense(3)	0.05%	0.09%	0.09%	0.18%	0.21%
Total expenses before custodian fee reduction	1.54%	1.60%	1.60%	1.75%	1.73%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.51%	1.51%	1.56%	1.49%
Net investment income	3.35%	4.09%	3.81%	4.18%	3.62%
Portfolio Turnover	12%	6%	12%	18%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

87	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Georgia Fund — Class C
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.030	$9.430	$9.090	$9.330	$9.760

Income (Loss) From Operations
Net investment income(1)	$0.306	$0.372	$0.357	$0.354	$0.345
Net realized and unrealized gain (loss)	0.450	(0.413)	0.333	(0.241)	(0.429)

Total income (loss) from operations	$0.756	$(0.041)	$0.690	$0.113	$(0.084)

Less Distributions
From net investment income	$(0.304)	$(0.359)	$(0.350)	$(0.353)	$(0.346)
Tax return of capital	(0.002)	—	—	—	—

Total distributions	$(0.306)	$(0.359)	$(0.350)	$(0.353)	$(0.346)

Net asset value — End of year	$9.480	$9.030	$9.430	$9.090	$9.330

Total Return(2)	8.50%	(0.36)%	7.69%	1.56%	(0.88)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,277	$6,996	$9,621	$8,190	$7,688
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.51%	1.51%	1.57%	1.53%
Interest and fee expense(3)	0.05%	0.09%	0.09%	0.18%	0.21%
Total expenses before custodian fee reduction	1.54%	1.60%	1.60%	1.75%	1.74%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.51%	1.51%	1.56%	1.49%
Net investment income	3.31%	4.10%	3.81%	4.16%	3.60%
Portfolio Turnover	12%	6%	12%	18%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

88	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Georgia Fund — Class I
	Year Ended August 31,				Period Ended August 31, 2008(1)
	2012	2011	2010	2009
Net asset value — Beginning of period	$8.470	$8.850	$8.520	$8.750	$8.400

Income (Loss) From Operations
Net investment income(2)	$0.367	$0.427	$0.419	$0.407	$0.208
Net realized and unrealized gain (loss)	0.422	(0.390)	0.319	(0.228)	0.347

Total income from operations	$0.789	$0.037	$0.738	$0.179	$0.555

Less Distributions
From net investment income	$(0.366)	$(0.417)	$(0.408)	$(0.409)	$(0.205)
Tax return of capital	(0.003)	—	—	—	—

Total distributions	$(0.369)	$(0.417)	$(0.408)	$(0.409)	$(0.205)

Net asset value — End of period	$8.890	$8.470	$8.850	$8.520	$8.750

Total Return(3)	9.50%	0.53%	8.81%	2.51%	6.62	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,462	$9,207	$8,725	$6,555	$4,579
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54%	0.56%	0.56%	0.62%	0.58	%(5)
Interest and fee expense(6)	0.05%	0.09%	0.09%	0.18%	0.21	%(5)
Total expenses before custodian fee reduction	0.59%	0.65%	0.65%	0.80%	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54%	0.56%	0.56%	0.61%	0.55	%(5)
Net investment income	4.22%	5.03%	4.77%	5.12%	4.75	%(5)
Portfolio Turnover	12%	6%	12%	18%	34	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

89	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Kentucky Fund — Class A
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.610	$8.890	$8.410	$8.610	$8.970

Income (Loss) From Operations
Net investment income(1)	$0.349	$0.371	$0.380	$0.382	$0.386
Net realized and unrealized gain (loss)	0.359	(0.281)	0.473	(0.200)	(0.359)

Total income from operations	$0.708	$0.090	$0.853	$0.182	$0.027

Less Distributions
From net investment income	$(0.348)	$(0.370)	$(0.373)	$(0.382)	$(0.387)

Total distributions	$(0.348)	$(0.370)	$(0.373)	$(0.382)	$(0.387)

Net asset value — End of year	$8.970	$8.610	$8.890	$8.410	$8.610

Total Return(2)	8.36%	1.13%	10.32%	2.44%	0.29%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$44,184	$47,322	$48,929	$46,662	$49,880
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.74%	0.74%	0.78%	0.77%
Interest and fee expense	—	—	—	—	0.03%
Total expenses before custodian fee reduction	0.73%	0.74%	0.74%	0.78%	0.80%
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.73%	0.74%	0.77%	0.75%
Net investment income	3.96%	4.33%	4.36%	4.75%	4.35%
Portfolio Turnover	12%	7%	7%	15%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

90	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Kentucky Fund — Class B
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.300	$9.600	$9.080	$9.300	$9.680

Income (Loss) From Operations
Net investment income(1)	$0.307	$0.332	$0.341	$0.347	$0.345
Net realized and unrealized gain (loss)	0.387	(0.301)	0.513	(0.222)	(0.383)

Total income (loss) from operations	$0.694	$0.031	$0.854	$0.125	$(0.038)

Less Distributions
From net investment income	$(0.304)	$(0.331)	$(0.334)	$(0.345)	$(0.342)

Total distributions	$(0.304)	$(0.331)	$(0.334)	$(0.345)	$(0.342)

Net asset value — End of year	$9.690	$9.300	$9.600	$9.080	$9.300

Total Return(2)	7.57%	0.41%	9.54%	1.60%	(0.41)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$671	$1,090	$2,607	$4,186	$6,236
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.49%	1.49%	1.53%	1.52%
Interest and fee expense	—	—	—	—	0.03%
Total expenses before custodian fee reduction	1.48%	1.49%	1.49%	1.53%	1.55%
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.48%	1.49%	1.52%	1.50%
Net investment income	3.23%	3.59%	3.62%	4.01%	3.60%
Portfolio Turnover	12%	7%	7%	15%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

91	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Kentucky Fund — Class C
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.300	$9.600	$9.090	$9.300	$9.680

Income (Loss) From Operations
Net investment income(1)	$0.303	$0.331	$0.341	$0.348	$0.346
Net realized and unrealized gain (loss)	0.391	(0.300)	0.504	(0.213)	(0.384)

Total income (loss) from operations	$0.694	$0.031	$0.845	$0.135	$(0.038)

Less Distributions
From net investment income	$(0.304)	$(0.331)	$(0.335)	$(0.345)	$(0.342)

Total distributions	$(0.304)	$(0.331)	$(0.335)	$(0.345)	$(0.342)

Net asset value — End of year	$9.690	$9.300	$9.600	$9.090	$9.300

Total Return(2)	7.57%	0.40%	9.42%	1.71%	(0.41)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,696	$2,445	$2,243	$2,509	$2,189
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.49%	1.49%	1.53%	1.52%
Interest and fee expense	—	—	—	—	0.03%
Total expenses before custodian fee reduction	1.48%	1.49%	1.49%	1.53%	1.55%
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.48%	1.49%	1.52%	1.50%
Net investment income	3.18%	3.57%	3.61%	4.00%	3.62%
Portfolio Turnover	12%	7%	7%	15%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

92	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Kentucky Fund — Class I
	Year Ended August 31,		Period Ended August 31, 2010(1)
	2012	2011
Net asset value — Beginning of period	$8.610	$8.890	$8.780

Income (Loss) From Operations
Net investment income(2)	$0.362	$0.385	$0.031
Net realized and unrealized gain (loss)	0.364	(0.275)	0.110

Total income from operations	$0.726	$0.110	$0.141

Less Distributions
From net investment income	$(0.366)	$(0.390)	$(0.031)

Total distributions	$(0.366)	$(0.390)	$(0.031)

Net asset value — End of period	$8.970	$8.610	$8.890

Total Return(3)	8.58%	1.35%	1.60	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,420	$512	$1
Ratios (as a percentage of average daily net assets):
Total expenses(5)	0.53%	0.53%	0.56	%(6)
Net investment income	4.06%	4.48%	4.40	%(6)
Portfolio Turnover	12%	7%	7	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	For the year ended August 31, 2010.

93	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Maryland Fund — Class A
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.840	$9.150	$8.670	$8.900	$9.260

Income (Loss) From Operations
Net investment income(1)	$0.365	$0.397	$0.391	$0.403	$0.404
Net realized and unrealized gain (loss)	0.576	(0.316)	0.474	(0.226)	(0.348)

Total income from operations	$0.941	$0.081	$0.865	$0.177	$0.056

Less Distributions
From net investment income	$(0.361)	$(0.391)	$(0.385)	$(0.407)	$(0.416)

Total distributions	$(0.361)	$(0.391)	$(0.385)	$(0.407)	$(0.416)

Net asset value — End of year	$9.420	$8.840	$9.150	$8.670	$8.900

Total Return(2)	10.81%	1.03%	10.15%	2.43%	0.60%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$62,306	$57,801	$75,279	$75,555	$81,774
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%	0.78%	0.78%	0.82%	0.77%
Interest and fee expense(3)	0.04%	0.04%	0.03%	0.10%	0.23%
Total expenses before custodian fee reduction	0.79%	0.82%	0.81%	0.92%	1.00%
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.78%	0.78%	0.81%	0.74%
Net investment income	3.96%	4.53%	4.35%	4.97%	4.41%
Portfolio Turnover	12%	1%	7%	16%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

94	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Maryland Fund — Class B
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.640	$9.980	$9.460	$9.700	$10.090

Income (Loss) From Operations
Net investment income(1)	$0.325	$0.361	$0.353	$0.374	$0.368
Net realized and unrealized gain (loss)	0.624	(0.346)	0.517	(0.239)	(0.382)

Total income (loss) from operations	$0.949	$0.015	$0.870	$0.135	$(0.014)

Less Distributions
From net investment income	$(0.319)	$(0.355)	$(0.350)	$(0.375)	$(0.376)

Total distributions	$(0.319)	$(0.355)	$(0.350)	$(0.375)	$(0.376)

Net asset value — End of year	$10.270	$9.640	$9.980	$9.460	$9.700

Total Return(2)	9.96%	0.26%	9.33%	1.76%	(0.15)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,286	$3,494	$5,930	$7,742	$10,140
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.53%	1.53%	1.58%	1.52%
Interest and fee expense(3)	0.04%	0.04%	0.03%	0.10%	0.23%
Total expenses before custodian fee reduction	1.54%	1.57%	1.56%	1.68%	1.75%
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.53%	1.53%	1.56%	1.48%
Net investment income	3.25%	3.78%	3.61%	4.23%	3.67%
Portfolio Turnover	12%	1%	7%	16%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

95	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Maryland Fund — Class C
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.640	$9.980	$9.460	$9.710	$10.090

Income (Loss) From Operations
Net investment income(1)	$0.321	$0.361	$0.352	$0.373	$0.364
Net realized and unrealized gain (loss)	0.638	(0.346)	0.518	(0.248)	(0.368)

Total income (loss) from operations	$0.959	$0.015	$0.870	$0.125	$(0.004)

Less Distributions
From net investment income	$(0.319)	$(0.355)	$(0.350)	$(0.375)	$(0.376)

Total distributions	$(0.319)	$(0.355)	$(0.350)	$(0.375)	$(0.376)

Net asset value — End of year	$10.280	$9.640	$9.980	$9.460	$9.710

Total Return(2)	10.07%	0.26%	9.33%	1.65%	(0.05)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,094	$11,488	$15,194	$12,388	$9,790
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.53%	1.52%	1.57%	1.53%
Interest and fee expense(3)	0.04%	0.04%	0.03%	0.10%	0.23%
Total expenses before custodian fee reduction	1.54%	1.57%	1.55%	1.67%	1.76%
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.53%	1.52%	1.56%	1.49%
Net investment income	3.19%	3.78%	3.59%	4.20%	3.65%
Portfolio Turnover	12%	1%	7%	16%	15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

96	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Maryland Fund — Class I
	Year Ended August 31,				Period Ended August 31, 2008(1)
	2012	2011	2010	2009
Net asset value — Beginning of period	$8.860	$9.170	$8.680	$8.900	$8.600

Income (Loss) From Operations
Net investment income(2)	$0.382	$0.416	$0.406	$0.419	$0.206
Net realized and unrealized gain (loss)	0.579	(0.316)	0.487	(0.216)	0.310

Total income from operations	$0.961	$0.100	$0.893	$0.203	$0.516

Less Distributions
From net investment income	$(0.381)	$(0.410)	$(0.403)	$(0.423)	$(0.216)

Total distributions	$(0.381)	$(0.410)	$(0.403)	$(0.423)	$(0.216)

Net asset value — End of period	$9.440	$8.860	$9.170	$8.680	$8.900

Total Return(3)	11.02%	1.24%	10.47%	2.75%	6.01	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,805	$2,452	$5,565	$448	$85
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55%	0.58%	0.58%	0.61%	0.58	%(5)
Interest and fee expense(6)	0.04%	0.04%	0.03%	0.10%	0.23	%(5)
Total expenses before custodian fee reduction	0.59%	0.62%	0.61%	0.71%	0.81	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.55%	0.58%	0.58%	0.61%	0.54	%(5)
Net investment income	4.14%	4.75%	4.50%	5.16%	4.60	%(5)
Portfolio Turnover	12%	1%	7%	16%	15	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

97	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Missouri Fund — Class A
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.180	$9.570	$9.080	$9.370	$9.750

Income (Loss) From Operations
Net investment income(1)	$0.365	$0.390	$0.386	$0.389	$0.406
Net realized and unrealized gain (loss)	0.647	(0.393)	0.473	(0.288)	(0.377)

Total income (loss) from operations	$1.012	$(0.003)	$0.859	$0.101	$0.029

Less Distributions
From net investment income	$(0.362)	$(0.387)	$(0.369)	$(0.391)	$(0.409)

Total distributions	$(0.362)	$(0.387)	$(0.369)	$(0.391)	$(0.409)

Net asset value — End of year	$9.830	$9.180	$9.570	$9.080	$9.370

Total Return(2)	11.20%	0.09%	9.63%	1.41%	0.29%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$80,768	$76,391	$95,047	$89,556	$94,078
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.74%	0.75%	0.80%	0.76%
Interest and fee expense(3)	0.02%	0.03%	0.02%	0.04%	0.08%
Total expenses before custodian fee reduction	0.75%	0.77%	0.77%	0.84%	0.84%
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.74%	0.75%	0.79%	0.74%
Net investment income	3.82%	4.28%	4.12%	4.51%	4.21%
Portfolio Turnover	12%	6%	9%	21%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

98	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Missouri Fund — Class B
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$10.140	$10.580	$10.040	$10.360	$10.770

Income (Loss) From Operations
Net investment income(1)	$0.327	$0.354	$0.349	$0.359	$0.370
Net realized and unrealized gain (loss)	0.724	(0.442)	0.523	(0.320)	(0.410)

Total income (loss) from operations	$1.051	$(0.088)	$0.872	$0.039	$(0.040)

Less Distributions
From net investment income	$(0.321)	$(0.352)	$(0.332)	$(0.359)	$(0.370)

Total distributions	$(0.321)	$(0.352)	$(0.332)	$(0.359)	$(0.370)

Net asset value — End of year	$10.870	$10.140	$10.580	$10.040	$10.360

Total Return(2)	10.50%	(0.74)%	8.82%	0.64%	(0.39)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,936	$2,618	$4,467	$6,542	$7,404
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.50%	1.50%	1.55%	1.51%
Interest and fee expense(3)	0.02%	0.03%	0.02%	0.04%	0.08%
Total expenses before custodian fee reduction	1.50%	1.53%	1.52%	1.59%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.50%	1.50%	1.54%	1.49%
Net investment income	3.11%	3.52%	3.38%	3.77%	3.47%
Portfolio Turnover	12%	6%	9%	21%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

99	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Missouri Fund — Class C
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$10.140	$10.570	$10.030	$10.350	$10.770

Income (Loss) From Operations
Net investment income(1)	$0.321	$0.354	$0.348	$0.359	$0.364
Net realized and unrealized gain (loss)	0.719	(0.432)	0.524	(0.320)	(0.414)

Total income (loss) from operations	$1.040	$(0.078)	$0.872	$0.039	$(0.050)

Less Distributions
From net investment income	$(0.320)	$(0.352)	$(0.332)	$(0.359)	$(0.370)

Total distributions	$(0.320)	$(0.352)	$(0.332)	$(0.359)	$(0.370)

Net asset value — End of year	$10.860	$10.140	$10.570	$10.030	$10.350

Total Return(2)	10.40%	(0.65)%	8.82%	0.64%	(0.48)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,380	$4,796	$5,856	$5,553	$5,561
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.50%	1.49%	1.55%	1.52%
Interest and fee expense(3)	0.02%	0.03%	0.02%	0.04%	0.08%
Total expenses before custodian fee reduction	1.50%	1.53%	1.51%	1.59%	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.50%	1.49%	1.54%	1.49%
Net investment income	3.04%	3.52%	3.37%	3.76%	3.42%
Portfolio Turnover	12%	6%	9%	21%	18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

100	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Missouri Fund — Class I
	Year Ended August 31,		Period Ended August 31, 2010(1)
	2012	2011
Net asset value — Beginning of period	$9.190	$9.580	$9.370

Income (Loss) From Operations
Net investment income(2)	$0.376	$0.402	$0.032
Net realized and unrealized gain (loss)	0.665	(0.386)	0.210

Total income from operations	$1.041	$0.016	$0.242

Less Distributions
From net investment income	$(0.381)	$(0.406)	$(0.032)

Total distributions	$(0.381)	$(0.406)	$(0.032)

Net asset value — End of period	$9.850	$9.190	$9.580

Total Return(3)	11.52%	0.30%	2.58	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,310	$760	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.54%	0.56	%(5)
Interest and fee expense(6)	0.02%	0.03%	0.02	%(5)
Total expenses(7)	0.55%	0.57%	0.58	%(5)
Net investment income	3.91%	4.41%	4.19	%(5)
Portfolio Turnover	12%	6%	9	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

101	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	North Carolina Fund — Class A
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.820	$9.340	$8.810	$8.810	$9.160

Income (Loss) From Operations
Net investment income(1)	$0.407	$0.437	$0.429	$0.418	$0.400
Net realized and unrealized gain (loss)	0.656	(0.525)	0.513	(0.019)	(0.355)

Total income (loss) from operations	$1.063	$(0.088)	$0.942	$0.399	$0.045

Less Distributions
From net investment income	$(0.403)	$(0.432)	$(0.412)	$(0.399)	$(0.395)

Total distributions	$(0.403)	$(0.432)	$(0.412)	$(0.399)	$(0.395)

Net asset value — End of year	$9.480	$8.820	$9.340	$8.810	$8.810

Total Return(2)	12.27%	(0.79)%	10.92%	4.99%	0.49%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$87,573	$74,111	$86,047	$78,245	$86,348
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%	0.78%	0.77%	0.82%	0.78%
Interest and fee expense(3)	0.07%	0.09%	0.08%	0.11%	0.29%
Total expenses before custodian fee reduction	0.82%	0.87%	0.85%	0.93%	1.07%
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.78%	0.77%	0.82%	0.75%
Net investment income	4.41%	4.98%	4.72%	5.11%	4.41%
Portfolio Turnover	8%	7%	10%	42%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

102	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	North Carolina Fund — Class B
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.490	$10.050	$9.480	$9.470	$9.850

Income (Loss) From Operations
Net investment income(1)	$0.366	$0.398	$0.389	$0.383	$0.357
Net realized and unrealized gain (loss)	0.693	(0.565)	0.555	(0.011)	(0.388)

Total income (loss) from operations	$1.059	$(0.167)	$0.944	$0.372	$(0.031)

Less Distributions
From net investment income	$(0.359)	$(0.393)	$(0.374)	$(0.362)	$(0.349)

Total distributions	$(0.359)	$(0.393)	$(0.374)	$(0.362)	$(0.349)

Net asset value — End of year	$10.190	$9.490	$10.050	$9.480	$9.470

Total Return(2)	11.33%	(1.54)%	10.14%	4.30%	(0.33)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,091	$2,544	$4,220	$5,209	$6,719
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.53%	1.52%	1.57%	1.53%
Interest and fee expense(3)	0.07%	0.09%	0.08%	0.11%	0.29%
Total expenses before custodian fee reduction	1.57%	1.62%	1.60%	1.68%	1.82%
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.53%	1.52%	1.57%	1.50%
Net investment income	3.70%	4.22%	3.98%	4.37%	3.66%
Portfolio Turnover	8%	7%	10%	42%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

103	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	North Carolina Fund — Class C
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.490	$10.050	$9.480	$9.470	$9.850

Income (Loss) From Operations
Net investment income(1)	$0.360	$0.398	$0.385	$0.384	$0.355
Net realized and unrealized gain (loss)	0.699	(0.564)	0.558	(0.012)	(0.386)

Total income (loss) from operations	$1.059	$(0.166)	$0.943	$0.372	$(0.031)

Less Distributions
From net investment income	$(0.359)	$(0.394)	$(0.373)	$(0.362)	$(0.349)

Total distributions	$(0.359)	$(0.394)	$(0.373)	$(0.362)	$(0.349)

Net asset value — End of year	$10.190	$9.490	$10.050	$9.480	$9.470

Total Return(2)	11.32%	(1.54)%	10.13%	4.30%	(0.33)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$21,402	$13,509	$14,952	$8,734	$8,073
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.53%	1.52%	1.57%	1.53%
Interest and fee expense(3)	0.07%	0.09%	0.08%	0.11%	0.29%
Total expenses before custodian fee reduction	1.56%	1.62%	1.60%	1.68%	1.82%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.53%	1.52%	1.57%	1.50%
Net investment income	3.63%	4.22%	3.94%	4.36%	3.65%
Portfolio Turnover	8%	7%	10%	42%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

104	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	North Carolina Fund — Class I
	Year Ended August 31,				Period Ended August 31, 2008(1)
	2012	2011	2010	2009
Net asset value — Beginning of period	$8.840	$9.370	$8.830	$8.820	$8.550

Income (Loss) From Operations
Net investment income(2)	$0.426	$0.455	$0.447	$0.437	$0.216
Net realized and unrealized gain (loss)	0.656	(0.535)	0.523	(0.010)	0.259

Total income (loss) from operations	$1.082	$(0.080)	$0.970	$0.427	$0.475

Less Distributions
From net investment income	$(0.422)	$(0.450)	$(0.430)	$(0.417)	$(0.205)

Total distributions	$(0.422)	$(0.450)	$(0.430)	$(0.417)	$(0.205)

Net asset value — End of period	$9.500	$8.840	$9.370	$8.830	$8.820

Total Return(3)	12.35%	(0.57)%	11.23%	5.32%	5.56	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,174	$14,491	$17,125	$8,303	$950
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55%	0.58%	0.58%	0.63%	0.58	%(5)
Interest and fee expense(6)	0.07%	0.09%	0.08%	0.11%	0.29	%(5)
Total expenses before custodian fee reduction	0.62%	0.67%	0.66%	0.74%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.55%	0.58%	0.58%	0.62%	0.54	%(5)
Net investment income	4.61%	5.18%	4.91%	5.33%	4.86	%(5)
Portfolio Turnover	8%	7%	10%	42%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

105	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Oregon Fund — Class A
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.630	$9.180	$8.510	$8.720	$9.260

Income (Loss) From Operations
Net investment income(1)	$0.414	$0.443	$0.413	$0.399	$0.410
Net realized and unrealized gain (loss)	0.939	(0.554)	0.648	(0.210)	(0.533)

Total income (loss) from operations	$1.353	$(0.111)	$1.061	$0.189	$(0.123)

Less Distributions
From net investment income	$(0.413)	$(0.439)	$(0.391)	$(0.399)	$(0.417)

Total distributions	$(0.413)	$(0.439)	$(0.391)	$(0.399)	$(0.417)

Net asset value — End of year	$9.570	$8.630	$9.180	$8.510	$8.720

Total Return(2)	15.95%	(1.01)%	12.77%	2.65%	(1.36)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$115,323	$99,049	$126,583	$118,827	$124,199
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.77%	0.78%	0.82%	0.76%
Interest and fee expense(3)	0.10%	0.10%	0.04%	0.12%	0.22%
Total expenses before custodian fee reduction	0.84%	0.87%	0.82%	0.94%	0.98%
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.77%	0.78%	0.81%	0.74%
Net investment income	4.50%	5.21%	4.71%	5.05%	4.53%
Portfolio Turnover	17%	12%	22%	42%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

106	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Oregon Fund — Class B
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.440	$10.040	$9.310	$9.540	$10.120

Income (Loss) From Operations
Net investment income(1)	$0.380	$0.414	$0.380	$0.372	$0.375
Net realized and unrealized gain (loss)	1.016	(0.604)	0.708	(0.233)	(0.577)

Total income (loss) from operations	$1.396	$(0.190)	$1.088	$0.139	$(0.202)

Less Distributions
From net investment income	$(0.376)	$(0.410)	$(0.358)	$(0.369)	$(0.378)

Total distributions	$(0.376)	$(0.410)	$(0.358)	$(0.369)	$(0.378)

Net asset value — End of year	$10.460	$9.440	$10.040	$9.310	$9.540

Total Return(2)	15.00%	(1.73)%	11.92%	1.85%	(2.04)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,927	$6,873	$10,773	$12,114	$14,432
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.52%	1.53%	1.56%	1.51%
Interest and fee expense(3)	0.10%	0.10%	0.04%	0.12%	0.22%
Total expenses before custodian fee reduction	1.59%	1.62%	1.57%	1.68%	1.73%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.52%	1.53%	1.56%	1.49%
Net investment income	3.78%	4.44%	3.96%	4.31%	3.77%
Portfolio Turnover	17%	12%	22%	42%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

107	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Oregon Fund — Class C
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.450	$10.050	$9.320	$9.550	$10.130

Income (Loss) From Operations
Net investment income(1)	$0.376	$0.415	$0.380	$0.371	$0.373
Net realized and unrealized gain (loss)	1.020	(0.605)	0.708	(0.232)	(0.575)

Total income (loss) from operations	$1.396	$(0.190)	$1.088	$0.139	$(0.202)

Less Distributions
From net investment income	$(0.376)	$(0.410)	$(0.358)	$(0.369)	$(0.378)

Total distributions	$(0.376)	$(0.410)	$(0.358)	$(0.369)	$(0.378)

Net asset value — End of year	$10.470	$9.450	$10.050	$9.320	$9.550

Total Return(2)	14.99%	(1.72)%	11.91%	1.85%	(2.03)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,894	$16,815	$21,031	$19,429	$16,927
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.52%	1.53%	1.57%	1.52%
Interest and fee expense(3)	0.10%	0.10%	0.04%	0.12%	0.22%
Total expenses before custodian fee reduction	1.58%	1.62%	1.57%	1.69%	1.74%
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.52%	1.53%	1.56%	1.49%
Net investment income	3.72%	4.46%	3.96%	4.29%	3.78%
Portfolio Turnover	17%	12%	22%	42%	34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

108	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Oregon Fund — Class I
	Year Ended August 31,		Period Ended August 31, 2010(1)
	2012	2011
Net asset value — Beginning of period	$8.620	$9.180	$8.850

Income (Loss) From Operations
Net investment income(2)	$0.419	$0.461	$0.033
Net realized and unrealized gain (loss)	0.951	(0.566)	0.330

Total income (loss) from operations	$1.370	$(0.105)	$0.363

Less Distributions
From net investment income	$(0.430)	$(0.455)	$(0.033)

Total distributions	$(0.430)	$(0.455)	$(0.033)

Net asset value — End of period	$9.560	$8.620	$9.180

Total Return(3)	16.19%	(0.92)%	4.11	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,776	$3,262	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.57%	0.60	%(5)
Interest and fee expense(6)	0.10%	0.10%	0.04	%(5)
Total expenses(7)	0.63%	0.67%	0.64	%(5)
Net investment income	4.48%	5.44%	4.66	%(5)
Portfolio Turnover	17%	12%	22	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

109	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	South Carolina Fund — Class A
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.930	$9.530	$8.870	$9.100	$9.700

Income (Loss) From Operations
Net investment income(1)	$0.401	$0.442	$0.413	$0.405	$0.420
Net realized and unrealized gain (loss)	0.758	(0.603)	0.639	(0.233)	(0.598)

Total income (loss) from operations	$1.159	$(0.161)	$1.052	$0.172	$(0.178)

Less Distributions
From net investment income	$(0.399)	$(0.439)	$(0.392)	$(0.402)	$(0.422)

Total distributions	$(0.399)	$(0.439)	$(0.392)	$(0.402)	$(0.422)

Net asset value — End of year	$9.690	$8.930	$9.530	$8.870	$9.100

Total Return(2)	13.21%	(1.52)%	12.12%	2.23%	(1.75)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$93,466	$78,406	$109,294	$103,451	$110,470
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.76%	0.75%	0.80%	0.77%
Interest and fee expense(3)	0.07%	0.10%	0.04%	0.10%	0.22%
Total expenses before custodian fee reduction	0.81%	0.86%	0.79%	0.90%	0.99%
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.76%	0.75%	0.80%	0.75%
Net investment income	4.28%	4.99%	4.51%	4.91%	4.44%
Portfolio Turnover	30%	14%	26%	44%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

110	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	South Carolina Fund — Class B
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.470	$10.110	$9.410	$9.650	$10.280

Income (Loss) From Operations
Net investment income(1)	$0.354	$0.398	$0.365	$0.364	$0.371
Net realized and unrealized gain (loss)	0.795	(0.643)	0.680	(0.246)	(0.631)

Total income (loss) from operations	$1.149	$(0.245)	$1.045	$0.118	$(0.260)

Less Distributions
From net investment income	$(0.349)	$(0.395)	$(0.345)	$(0.358)	$(0.370)

Total distributions	$(0.349)	$(0.395)	$(0.345)	$(0.358)	$(0.370)

Net asset value — End of year	$10.270	$9.470	$10.110	$9.410	$9.650

Total Return(2)	12.30%	(2.29)%	11.31%	1.59%	(2.56)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,909	$4,585	$7,252	$9,442	$11,316
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.52%	1.51%	1.56%	1.52%
Interest and fee expense(3)	0.07%	0.10%	0.04%	0.10%	0.22%
Total expenses before custodian fee reduction	1.56%	1.62%	1.55%	1.66%	1.74%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.52%	1.51%	1.56%	1.50%
Net investment income	3.56%	4.24%	3.76%	4.17%	3.69%
Portfolio Turnover	30%	14%	26%	44%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

111	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	South Carolina Fund — Class C
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.470	$10.110	$9.410	$9.660	$10.280

Income (Loss) From Operations
Net investment income(1)	$0.350	$0.399	$0.365	$0.364	$0.369
Net realized and unrealized gain (loss)	0.809	(0.644)	0.680	(0.256)	(0.619)

Total income (loss) from operations	$1.159	$(0.245)	$1.045	$0.108	$(0.250)

Less Distributions
From net investment income	$(0.349)	$(0.395)	$(0.345)	$(0.358)	$(0.370)

Total distributions	$(0.349)	$(0.395)	$(0.345)	$(0.358)	$(0.370)

Net asset value — End of year	$10.280	$9.470	$10.110	$9.410	$9.660

Total Return(2)	12.41%	(2.29)%	11.31%	1.48%	(2.46)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,876	$22,267	$28,500	$23,022	$20,867
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.51%	1.50%	1.55%	1.52%
Interest and fee expense(3)	0.07%	0.10%	0.04%	0.10%	0.22%
Total expenses before custodian fee reduction	1.55%	1.61%	1.54%	1.65%	1.74%
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.51%	1.50%	1.55%	1.50%
Net investment income	3.51%	4.25%	3.75%	4.15%	3.69%
Portfolio Turnover	30%	14%	26%	44%	47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

112	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	South Carolina Fund — Class I
	Year Ended August 31,				Period Ended August 31, 2008(1)
	2012	2011	2010	2009
Net asset value — Beginning of period	$8.930	$9.540	$8.880	$9.110	$8.620

Income (Loss) From Operations
Net investment income(2)	$0.422	$0.459	$0.432	$0.422	$0.215
Net realized and unrealized gain (loss)	0.766	(0.612)	0.637	(0.233)	0.496

Total income (loss) from operations	$1.188	$(0.153)	$1.069	$0.189	$0.711

Less Distributions
From net investment income	$(0.418)	$(0.457)	$(0.409)	$(0.419)	$(0.221)

Total distributions	$(0.418)	$(0.457)	$(0.409)	$(0.419)	$(0.221)

Net asset value — End of period	$9.700	$8.930	$9.540	$8.880	$9.110

Total Return(3)	13.55%	(1.43)%	12.32%	2.56%	8.26	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,081	$24,270	$39,520	$23,727	$22,826
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54%	0.56%	0.56%	0.60%	0.55	%(5)
Interest and fee expense(6)	0.07%	0.10%	0.04%	0.10%	0.22	%(5)
Total expenses before custodian fee reduction	0.61%	0.66%	0.60%	0.70%	0.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.54%	0.56%	0.56%	0.60%	0.54	%(5)
Net investment income	4.49%	5.17%	4.71%	5.11%	4.68	%(5)
Portfolio Turnover	30%	14%	26%	44%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

113	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Tennessee Fund — Class A
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.560	$8.960	$8.670	$9.100	$9.530

Income (Loss) From Operations
Net investment income(1)	$0.351	$0.380	$0.380	$0.388	$0.409
Net realized and unrealized gain (loss)	0.419	(0.403)	0.279	(0.424)	(0.433)

Total income (loss) from operations	$0.770	$(0.023)	$0.659	$(0.036)	$(0.024)

Less Distributions
From net investment income	$(0.349)	$(0.377)	$(0.369)	$(0.394)	$(0.406)
Tax return of capital	(0.001)	—	—	—	—

Total distributions	$(0.350)	$(0.377)	$(0.369)	$(0.394)	$(0.406)

Net asset value — End of year	$8.980	$8.560	$8.960	$8.670	$9.100

Total Return(2)	9.14%	(0.20)%	7.71%	(0.03)%	(0.26)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$40,318	$39,755	$47,371	$46,787	$49,219
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72%	0.73%	0.74%	0.79%	0.74%
Interest and fee expense(3)	0.01%	0.01%	0.01%	0.03%	0.09%
Total expenses before custodian fee reduction	0.73%	0.74%	0.75%	0.82%	0.83%
Expenses after custodian fee reduction excluding interest and fees	0.72%	0.73%	0.74%	0.79%	0.72%
Net investment income	3.98%	4.39%	4.27%	4.72%	4.35%
Portfolio Turnover	9%	5%	12%	20%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

114	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Tennessee Fund — Class B
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.320	$9.760	$9.450	$9.910	$10.380

Income (Loss) From Operations
Net investment income(1)	$0.313	$0.343	$0.342	$0.356	$0.369
Net realized and unrealized gain (loss)	0.456	(0.443)	0.298	(0.458)	(0.475)

Total income (loss) from operations	$0.769	$(0.100)	$0.640	$(0.102)	$(0.106)

Less Distributions
From net investment income	$(0.308)	$(0.340)	$(0.330)	$(0.358)	$(0.364)
Tax return of capital	(0.001)	—	—	—	—

Total distributions	$(0.309)	$(0.340)	$(0.330)	$(0.358)	$(0.364)

Net asset value — End of year	$9.780	$9.320	$9.760	$9.450	$9.910

Total Return(2)	8.35%	(0.99)%	6.86%	(0.73)%	(1.05)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,175	$1,634	$3,024	$4,069	$5,247
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47%	1.49%	1.49%	1.54%	1.49%
Interest and fee expense(3)	0.01%	0.01%	0.01%	0.03%	0.09%
Total expenses before custodian fee reduction	1.48%	1.50%	1.50%	1.57%	1.58%
Expenses after custodian fee reduction excluding interest and fees	1.47%	1.49%	1.49%	1.54%	1.47%
Net investment income	3.26%	3.64%	3.52%	3.99%	3.60%
Portfolio Turnover	9%	5%	12%	20%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

115	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Tennessee Fund — Class C
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.320	$9.760	$9.440	$9.910	$10.370

Income (Loss) From Operations
Net investment income(1)	$0.308	$0.342	$0.339	$0.351	$0.366
Net realized and unrealized gain (loss)	0.450	(0.442)	0.311	(0.463)	(0.463)

Total income (loss) from operations	$0.758	$(0.100)	$0.650	$(0.112)	$(0.097)

Less Distributions
From net investment income	$(0.307)	$(0.340)	$(0.330)	$(0.358)	$(0.363)
Tax return of capital	(0.001)	—	—	—	—

Total distributions	$(0.308)	$(0.340)	$(0.330)	$(0.358)	$(0.363)

Net asset value — End of year	$9.770	$9.320	$9.760	$9.440	$9.910

Total Return(2)	8.24%	(0.99)%	6.97%	(0.83)%	(0.95)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,864	$7,544	$9,013	$6,004	$4,078
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47%	1.48%	1.49%	1.54%	1.50%
Interest and fee expense(3)	0.01%	0.01%	0.01%	0.03%	0.09%
Total expenses before custodian fee reduction	1.48%	1.49%	1.50%	1.57%	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.47%	1.48%	1.49%	1.54%	1.47%
Net investment income	3.20%	3.64%	3.49%	3.93%	3.59%
Portfolio Turnover	9%	5%	12%	20%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

116	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Tennessee Fund — Class I
	Year Ended August 31,		Period Ended August 31, 2010(1)
	2012	2011
Net asset value — Beginning of period	$8.550	$8.960	$8.890

Income (Loss) From Operations
Net investment income(2)	$0.358	$0.395	$0.030
Net realized and unrealized gain (loss)	0.428	(0.413)	0.070

Total income (loss) from operations	$0.786	$(0.018)	$0.100

Less Distributions
From net investment income	$(0.365)	$(0.392)	$(0.030)
Tax return of capital	(0.001)	—	—

Total distributions	$(0.366)	$(0.392)	$(0.030)

Net asset value — End of period	$8.970	$8.550	$8.960

Total Return(3)	9.35%	(0.15)%	1.12	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$790	$104	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52%	0.53%	0.57	%(5)
Interest and fee expense(6)	0.01%	0.01%	0.01	%(5)
Total expenses(7)	0.53%	0.54%	0.58	%(5)
Net investment income	4.02%	4.59%	4.24	%(5)
Portfolio Turnover	9%	5%	12	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

117	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Virginia Fund — Class A
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.060	$8.480	$8.360	$8.690	$9.280

Income (Loss) From Operations
Net investment income(1)	$0.354	$0.394	$0.396	$0.391	$0.412
Net realized and unrealized gain (loss)	0.397	(0.424)	0.100	(0.327)	(0.592)

Total income (loss) from operations	$0.751	$(0.030)	$0.496	$0.064	$(0.180)

Less Distributions
From net investment income	$(0.351)	$(0.390)	$(0.376)	$(0.394)	$(0.410)

Total distributions	$(0.351)	$(0.390)	$(0.376)	$(0.394)	$(0.410)

Net asset value — End of year	$8.460	$8.060	$8.480	$8.360	$8.690

Total Return(2)	9.48%	(0.31)%	5.97%	1.27%	(2.00)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$80,350	$80,065	$99,082	$105,788	$107,673
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.77%	0.78%	0.83%	0.78%
Interest and fee expense(3)	0.04%	0.05%	0.04%	0.12%	0.37%
Total expenses before custodian fee reduction	0.80%	0.82%	0.82%	0.95%	1.15%
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.77%	0.78%	0.82%	0.76%
Net investment income	4.27%	4.82%	4.61%	5.06%	4.53%
Portfolio Turnover	9%	4%	5%	32%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

118	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Virginia Fund — Class B
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.920	$9.380	$9.250	$9.620	$10.270

Income (Loss) From Operations
Net investment income(1)	$0.324	$0.368	$0.368	$0.370	$0.381
Net realized and unrealized gain (loss)	0.435	(0.465)	0.110	(0.370)	(0.656)

Total income (loss) from operations	$0.759	$(0.097)	$0.478	$—	$(0.275)

Less Distributions
From net investment income	$(0.319)	$(0.363)	$(0.348)	$(0.370)	$(0.375)

Total distributions	$(0.319)	$(0.363)	$(0.348)	$(0.370)	$(0.375)

Net asset value — End of year	$9.360	$8.920	$9.380	$9.250	$9.620

Total Return(2)	8.63%	(1.00)%	5.19%	0.43%	(2.73)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,817	$3,757	$6,478	$9,863	$14,451
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.52%	1.53%	1.58%	1.53%
Interest and fee expense(3)	0.04%	0.05%	0.04%	0.12%	0.37%
Total expenses before custodian fee reduction	1.55%	1.57%	1.57%	1.70%	1.90%
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.52%	1.53%	1.57%	1.51%
Net investment income	3.53%	4.06%	3.87%	4.34%	3.78%
Portfolio Turnover	9%	4%	5%	32%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

119	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Virginia Fund — Class C
	Year Ended August 31,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.930	$9.390	$9.260	$9.630	$10.280

Income (Loss) From Operations
Net investment income(1)	$0.324	$0.369	$0.367	$0.368	$0.381
Net realized and unrealized gain (loss)	0.435	(0.465)	0.111	(0.368)	(0.656)

Total income (loss) from operations	$0.759	$(0.096)	$0.478	$—	$(0.275)

Less Distributions
From net investment income	$(0.319)	$(0.364)	$(0.348)	$(0.370)	$(0.375)

Total distributions	$(0.319)	$(0.364)	$(0.348)	$(0.370)	$(0.375)

Net asset value — End of year	$9.370	$8.930	$9.390	$9.260	$9.630

Total Return(2)	8.63%	(0.99)%	5.19%	0.43%	(2.73)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,179	$9,699	$13,453	$12,287	$9,451
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.52%	1.53%	1.59%	1.53%
Interest and fee expense(3)	0.04%	0.05%	0.04%	0.12%	0.37%
Total expenses before custodian fee reduction	1.55%	1.57%	1.57%	1.71%	1.90%
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.52%	1.53%	1.58%	1.51%
Net investment income	3.52%	4.08%	3.86%	4.29%	3.80%
Portfolio Turnover	9%	4%	5%	32%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

120	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Financial Highlights — continued

	Virginia Fund — Class I
	Year Ended August 31,				Period Ended August 31, 2008(1)
	2012	2011	2010	2009
Net asset value — Beginning of period	$8.080	$8.500	$8.370	$8.710	$8.440

Income (Loss) From Operations
Net investment income(2)	$0.371	$0.411	$0.414	$0.403	$0.222
Net realized and unrealized gain (loss)	0.397	(0.424)	0.109	(0.332)	0.263

Total income (loss) from operations	$0.768	$(0.013)	$0.523	$0.071	$0.485

Less Distributions
From net investment income	$(0.368)	$(0.407)	$(0.393)	$(0.411)	$(0.215)

Total distributions	$(0.368)	$(0.407)	$(0.393)	$(0.411)	$(0.215)

Net asset value — End of period	$8.480	$8.080	$8.500	$8.370	$8.710

Total Return(3)	9.68%	(0.09)%	6.30%	1.36%	5.73	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,635	$18,510	$18,557	$9,945	$1,338
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55%	0.57%	0.57%	0.64%	0.63	%(5)
Interest and fee expense(6)	0.04%	0.05%	0.04%	0.12%	0.37	%(5)
Total expenses before custodian fee reduction	0.59%	0.62%	0.61%	0.76%	1.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.55%	0.57%	0.57%	0.63%	0.56	%(5)
Net investment income	4.46%	5.02%	4.81%	5.20%	5.07	%(5)
Portfolio Turnover	9%	4%	5%	32%	26	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

121	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, eleven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipal Income Fund (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (Arkansas Fund), Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Kentucky Municipal Income Fund (Kentucky Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund), Eaton Vance Tennessee Municipal Income Fund (Tennessee Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At August 31, 2012, the following Funds, for federal income tax purposes, had capital loss carryforwards and current year deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and

122

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the current year deferred capital losses are as follows:

Expiration Date	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

August 31, 2013	$—	$661,011	$931,893	$944,485	$818,358	$831,764
August 31, 2015	—	—	536,265	—	204,999	—
August 31, 2016	143,185	126,693	306,338	98,602	4,159,062	337,671
August 31, 2017	149,650	826,603	980,989	155,003	34,823	2,259,438
August 31, 2018	1,195,230	1,981,781	2,812,349	442,246	2,032,881	3,282,262
August 31, 2019	434,821	1,798,823	3,087,553	958,653	1,823,894	1,434,581

Total capital loss carryforward	$1,922,886	$5,394,911	$8,655,387	$2,598,989	$9,074,017	$8,145,716

Current year deferred capital losses	$900,217	$2,448,220	$3,253,790	$1,013,631	$1,277,797	$1,599,583

Expiration Date	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
August 31, 2013	$—	$1,258,470	$290,746	$309,297	$1,185,970
August 31, 2015	88,235	—	—	—	—
August 31, 2016	274,170	2,145,240	1,027,752	238,529	502,088
August 31, 2017	—	1,066,237	3,019,420	—	3,212,881
August 31, 2018	3,573,563	9,061,392	10,869,967	3,909,047	464,954
August 31, 2019	1,655,671	809,441	527,346	1,662,071	10,782,176

Total capital loss carryforward	$5,591,639	$14,340,780	$15,735,231	$6,118,944	$16,148,069

Current year deferred capital losses	$5,132,463	$6,098,813	$7,050,081	$1,262,136	$7,848,397

As of August 31, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund

123

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2012. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2012, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Maryland Fund	Missouri Fund

Floating Rate Notes Outstanding	$1,710,000	$600,000	$4,265,000	$3,810,000	$1,880,000
Interest Rate or Range of Interest Rates (%)	0.24 - 0.28	0.24	0.24	0.20 - 0.28	0.18 - 0.24
Collateral for Floating Rate Notes Outstanding	$2,431,468	$1,403,844	$7,231,044	$5,606,330	$3,894,134

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Floating Rate Notes Outstanding	$9,935,000	$17,370,000	$12,890,000	$280,000	$4,850,000
Interest Rate or Range of Interest Rates (%)	0.18 - 0.28	0.19 - 0.28	0.18 - 0.28	0.24	0.24 - 0.27
Collateral for Floating Rate Notes Outstanding	$15,973,837	$26,817,402	$20,808,963	$655,127	$9,703,595

For the year ended August 31, 2012, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Maryland Fund	Missouri Fund

Average Floating Rate Notes Outstanding	$1,710,000	$645,287	$4,439,180	$3,810,000	$2,165,656
Average Interest Rate	0.81%	0.98%	0.85%	0.80%	0.87%

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$9,935,000	$17,370,000	$12,890,000	$318,320	$4,989,344
Average Interest Rate	0.80%	0.80%	0.79%	0.97%	0.98%

124

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

125

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended August 31, 2012 and August 31, 2011 was as follows:

	Year Ended August 31, 2012
	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Distributions declared from:
Tax-exempt income	$2,061,723	$2,535,467	$2,707,692	$2,069,978	$3,025,681	$3,257,576
Ordinary income	$7,782	$—	$—	$628	$14,257	$—
Tax return of capital	$3,174	$29,008	$19,025	$—	$—	$—

	Year Ended August 31, 2012
	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$4,904,826	$6,126,902	$5,771,586	$1,897,256	$4,698,843
Ordinary income	$—	$88,204	$6,472	$10,713	$13,235
Tax return of capital	$—	$—	$—	$3,667	$—

	Year Ended August 31, 2011
	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Distributions declared from:
Tax-exempt income	$2,272,508	$2,871,303	$3,338,915	$2,205,099	$3,715,348	$3,743,942
Ordinary income	$—	$—	$15,982	$—	$2,470	$—

	Year Ended August 31, 2011
	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$5,287,620	$6,605,879	$7,093,828	$2,232,592	$5,711,253
Ordinary income	$—	$50,687	$12,368	$8,562	$21,288

During the year ended August 31, 2012, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for defaulted bond interest and accretion of market discount:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Change in:
Paid-in capital	$—	$—	$(117,457)	$(2,260,947)	$—	$(135,451)
Accumulated net realized loss	$(5,029)	$10,032	$124,005	$2,263,860	$31,812	$160,736
Accumulated undistributed (distributions in excess of) net investment income	$5,029	$(10,032)	$(6,548)	$(2,913)	$(31,812)	$(25,285)

126

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Change in:
Paid-in capital	$—	$—	$—	$—	$(174,008)
Accumulated net realized loss	$57,565	$31,951	$47,850	$8,275	$216,813
Accumulated undistributed (distributions in excess of) net investment income	$(57,565)	$(31,951)	$(47,850)	$(8,275)	$(42,805)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of August 31, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Undistributed tax-exempt income	$—	$—	$—	$32,406	$46,283	$129,383
Capital loss carryforward and deferred capital losses	$(2,823,103)	$(7,843,131)	$(11,909,177)	$(3,612,620)	$(10,351,814)	$(9,745,299)
Net unrealized appreciation	$5,397,674	$4,750,319	$7,473,988	$4,508,943	$6,171,288	$8,963,124
Other temporary differences	$(55,910)	$(32,030)	$(75,126)	$(24,627)	$(72,412)	$(37,960)

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Undistributed tax-exempt income	$301,603	$351,836	$239,199	$—	$251,302
Capital loss carryforward and deferred capital losses	$(10,724,102)	$(20,439,593)	$(22,785,312)	$(7,381,080)	$(23,996,466)
Net unrealized appreciation	$15,404,081	$20,206,230	$17,120,021	$4,036,516	$13,284,241
Other temporary differences	$(110,793)	$(151,219)	$(125,781)	$(29,451)	$(120,130)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount, residual interest bonds, wash sales, defaulted bond interest and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

127

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended August 31, 2012, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Investment Adviser Fee	$144,420	$209,004	$215,712	$145,556	$266,381	$293,683
Effective Annual Rate	0.27%	0.31%	0.31%	0.27%	0.33%	0.34%

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Investment Adviser Fee	$429,903	$562,042	$539,920	$132,421	$416,826
Effective Annual Rate	0.37%	0.39%	0.38%	0.26%	0.37%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2012 were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

EVM’s Sub-Transfer Agent Fees	$1,475	$1,706	$1,616	$1,630	$2,378	$2,485
EVD’s Class A Sales Charges	$6,201	$19,146	$20,611	$14,399	$16,133	$19,405

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$2,997	$3,589	$2,189	$1,415	$3,377
EVD’s Class A Sales Charges	$57,577	$78,188	$61,692	$13,468	$17,735

Officers and Trustees of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2012 for Class A shares amounted to the following:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class A Distribution and Service Fees	$85,622	$112,805	$97,811	$93,211	$121,986	$156,490

128

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class A Distribution and Service Fees	$160,644	$212,657	$171,266	$79,869	$161,137

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended August 31, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class B Distribution Fees	$10,894	$18,432	$18,529	$6,573	$21,506	$17,137
Class C Distribution Fees	$20,021	$50,149	$54,121	$22,119	$102,934	$40,861

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class B Distribution Fees	$17,399	$49,579	$32,226	$10,450	$25,331
Class C Distribution Fees	$121,759	$151,014	$191,593	$61,464	$70,448

At August 31, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class B	$1,253,000	$1,242,000	$1,822,000	$1,287,000	$1,535,000	$394,000
Class C	$360,000	$608,000	$842,000	$305,000	$1,257,000	$414,000

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class B	$1,881,000	$1,656,000	$1,202,000	$709,000	$958,000
Class C	$1,511,000	$1,792,000	$2,694,000	$727,000	$840,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are

129

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended August 31, 2012 amounted to the following:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class B Service Fees	$2,905	$4,915	$4,941	$1,753	$5,735	$4,570
Class C Service Fees	$5,339	$13,373	$14,432	$5,898	$27,449	$10,896

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class B Service Fees	$4,640	$13,221	$8,593	$2,787	$6,755
Class C Service Fees	$32,469	$40,270	$51,091	$16,390	$18,786

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended August 31, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Class A	$—	$100	$100	$—	$—	$100
Class B	$500	$3,000	$5,000	$3,000	$1,000	$2,000
Class C	$1,000	$2,000	$200	$—	$200	$100

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Class A	$1,000	$200	$100	$300	$1,000
Class B	$4,000	$6,000	$4,000	$500	$2,000
Class C	$500	$300	$2,000	$300	$100

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2012 were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Purchases	$5,675,025	$6,627,953	$8,488,647	$6,172,669	$11,648,591	$10,210,294
Sales	$7,420,886	$12,073,758	$9,385,115	$6,754,335	$9,827,325	$12,225,640

130

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Purchases	$20,702,394	$53,377,116	$50,826,206	$4,251,766	$10,425,098
Sales	$9,970,958	$26,769,308	$45,172,802	$7,286,375	$22,476,900

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund
	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	143,007	16,556	57,816	107,912
Issued to shareholders electing to receive payments of distributions in Fund shares	121,194	3,220	3,479	6,648
Redemptions	(564,548)	(19,416)	(26,632)	(29,762)
Exchange from Class B shares	46,568	—	—	—
Exchange to Class A shares	—	(42,355)	—	—

Net increase (decrease)	(253,779)	(41,995)	34,663	84,798

	Year Ended August 31, 2011
	Class A	Class B	Class C	Class I

Sales	256,068	7,210	68,150	190,274
Issued to shareholders electing to receive payments of distributions in Fund shares	119,050	4,948	3,670	2,362
Redemptions	(946,939)	(105,293)	(108,148)	(74,700)
Exchange from Class B shares	119,182	—	—	—
Exchange to Class A shares	—	(108,295)	—	—

Net increase (decrease)	(452,639)	(201,430)	(36,328)	117,936

131

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

Arkansas Fund
	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	427,450	16,807	114,901	80,455
Issued to shareholders electing to receive payments of distributions in Fund shares	199,305	6,777	17,891	8,757
Redemptions	(1,109,481)	(33,387)	(103,395)	(20,865)
Exchange from Class B shares	64,823	—	—	—
Exchange to Class A shares	—	(60,319)	—	—

Net increase (decrease)	(417,903)	(70,122)	29,397	68,347

	Year Ended August 31, 2011
	Class A	Class B	Class C	Class I

Sales	445,100	59,566	220,044	197,205
Issued to shareholders electing to receive payments of distributions in Fund shares	193,545	8,377	12,877	2,249
Redemptions	(1,128,703)	(28,528)	(179,344)	(4,702)
Exchange from Class B shares	83,105	—	—	—
Exchange to Class A shares	—	(77,317)	—	—

Net increase (decrease)	(406,953)	(37,902)	53,577	194,752

Georgia Fund
	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	596,429	3,997	162,390	663,525
Issued to shareholders electing to receive payments of distributions in Fund shares	152,832	6,786	18,811	11,186
Redemptions	(949,573)	(24,956)	(188,420)	(360,072)
Exchange from Class B shares	107,125	—	—	—
Exchange to Class A shares	—	(100,235)	—	—

Net increase (decrease)	(93,187)	(114,408)	(7,219)	314,639

	Year Ended August 31, 2011
	Class A	Class B	Class C	Class I

Sales	510,659	26,044	138,697	393,520
Issued to shareholders electing to receive payments of distributions in Fund shares	178,864	9,359	22,264	3,021
Redemptions	(1,716,770)	(85,382)	(405,756)	(295,216)
Exchange from Class B shares	164,007	—	—	—
Exchange to Class A shares	—	(153,365)	—	—

Net increase (decrease)	(863,240)	(203,344)	(244,795)	101,325

132

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

Kentucky Fund
	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	301,735	621	144,564	660,328
Issued to shareholders electing to receive payments of distributions in Fund shares	173,700	2,311	8,648	11,872
Redemptions	(1,085,211)	(14,800)	(34,768)	(16,127)
Exchange from Class B shares	39,004	—	—	—
Exchange to Class A shares	—	(36,119)	—	—

Net increase (decrease)	(570,772)	(47,987)	118,444	656,073

	Year Ended August 31, 2011
	Class A	Class B	Class C	Class I

Sales	716,621	18,632	54,242	60,190
Issued to shareholders electing to receive payments of distributions in Fund shares	180,481	5,143	6,024	611
Redemptions	(1,038,257)	(56,604)	(31,013)	(1,504)
Exchange from Class B shares	131,294	—	—	—
Exchange to Class A shares	—	(121,550)	—	—

Net increase (decrease)	(9,861)	(154,379)	29,253	59,297

Maryland Fund
	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	449,945	11,328	439,585	164,692
Issued to shareholders electing to receive payments of distributions in Fund shares	184,577	7,290	28,420	4,978
Redemptions	(694,636)	(35,000)	(93,381)	(43,492)
Exchange from Class B shares	134,694	—	—	—
Exchange to Class A shares	—	(123,487)	—	—

Net increase (decrease)	74,580	(139,869)	374,624	126,178

	Year Ended August 31, 2011
	Class A	Class B	Class C	Class I

Sales	235,864	6,141	159,613	148,707
Issued to shareholders electing to receive payments of distributions in Fund shares	209,077	11,883	25,850	4,091
Redemptions	(2,314,804)	(84,048)	(516,555)	(483,102)
Exchange from Class B shares	180,973	—	—	—
Exchange to Class A shares	—	(165,848)	—	—

Net decrease	(1,688,890)	(231,872)	(331,092)	(330,304)

133

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

Missouri Fund
	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	771,271	1,602	127,064	225,040
Issued to shareholders electing to receive payments of distributions in Fund shares	252,811	5,656	11,220	5,191
Redemptions	(1,176,795)	(45,849)	(23,729)	(78,381)
Exchange from Class B shares	45,695	—	—	—
Exchange to Class A shares	—	(41,337)	—	—

Net increase (decrease)	(107,018)	(79,928)	114,555	151,850

	Year Ended August 31, 2011
	Class A	Class B	Class C	Class I

Sales	772,309	25,042	87,799	84,589
Issued to shareholders electing to receive payments of distributions in Fund shares	258,828	8,562	9,606	732
Redemptions	(2,794,767)	(53,841)	(178,173)	(2,697)
Exchange from Class B shares	158,931	—	—	—
Exchange to Class A shares	—	(143,793)	—	—

Net increase (decrease)	(1,604,699)	(164,030)	(80,768)	82,624

North Carolina Fund
	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,514,225	6,904	897,724	656,908
Issued to shareholders electing to receive payments of distributions in Fund shares	308,789	7,413	47,155	13,542
Redemptions	(1,020,271)	(43,496)	(269,162)	(396,199)
Exchange from Class B shares	36,413	—	—	—
Exchange to Class A shares	—	(33,854)	—	—

Net increase (decrease)	839,156	(63,033)	675,717	274,251

	Year Ended August 31, 2011
	Class A	Class B	Class C	Class I

Sales	910,471	19,217	441,209	552,694
Issued to shareholders electing to receive payments of distributions in Fund shares	298,418	8,426	37,061	9,880
Redemptions	(2,166,265)	(40,232)	(542,187)	(751,962)
Exchange from Class B shares	149,795	—	—	—
Exchange to Class A shares	—	(139,202)	—	—

Net decrease	(807,581)	(151,791)	(63,917)	(189,388)

134

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

Oregon Fund
	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,888,879	16,820	628,860	2,678,857
Issued to shareholders electing to receive payments of distributions in Fund shares	414,388	18,088	61,338	18,863
Redemptions	(1,826,076)	(106,111)	(188,781)	(274,425)
Exchange from Class B shares	99,188	—	—	—
Exchange to Class A shares	—	(90,656)	—	—

Net increase (decrease)	576,379	(161,859)	501,417	2,423,295

	Year Ended August 31, 2011
	Class A	Class B	Class C	Class I

Sales	1,079,310	21,711	259,745	392,634
Issued to shareholders electing to receive payments of distributions in Fund shares	465,145	25,838	65,508	2,326
Redemptions	(4,093,821)	(173,027)	(637,673)	(16,619)
Exchange from Class B shares	239,739	—	—	—
Exchange to Class A shares	—	(219,120)	—	—

Net increase (decrease)	(2,309,627)	(344,598)	(312,420)	378,341

South Carolina Fund
	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	1,514,642	12,187	899,402	710,766
Issued to shareholders electing to receive payments of distributions in Fund shares	331,874	13,838	68,899	21,080
Redemptions	(1,044,208)	(72,324)	(413,034)	(758,800)
Exchange from Class B shares	61,113	—	—	—
Exchange to Class A shares	—	(57,578)	—	—

Net increase (decrease)	863,421	(103,877)	555,267	(26,954)

	Year Ended August 31, 2011
	Class A	Class B	Class C	Class I

Sales	695,504	18,324	446,238	732,224
Issued to shareholders electing to receive payments of distributions in Fund shares	340,587	18,226	74,784	5,643
Redemptions	(3,896,980)	(97,740)	(987,145)	(2,162,664)
Exchange from Class B shares	182,095	—	—	—
Exchange to Class A shares	—	(171,656)	—	—

Net decrease	(2,678,794)	(232,846)	(466,123)	(1,424,797)

135

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

Tennessee Fund
	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	346,261	6,506	292,773	87,746
Issued to shareholders electing to receive payments of distributions in Fund shares	142,789	3,759	19,548	2,337
Redemptions	(695,040)	(17,948)	(112,732)	(14,132)
Exchange from Class B shares	51,607	—	—	—
Exchange to Class A shares	—	(47,359)	—	—

Net increase (decrease)	(154,383)	(55,042)	199,589	75,951

	Year Ended August 31, 2011
	Class A	Class B	Class C	Class I

Sales	263,305	8,879	139,292	16,541
Issued to shareholders electing to receive payments of distributions in Fund shares	147,507	5,386	19,603	145
Redemptions	(1,142,745)	(65,411)	(273,148)	(4,669)
Exchange from Class B shares	90,843	—	—	—
Exchange to Class A shares	—	(83,351)	—	—

Net increase (decrease)	(641,090)	(134,497)	(114,253)	12,017

Virginia Fund
	Year Ended August 31, 2012
	Class A	Class B	Class C	Class I

Sales	786,914	12,031	104,511	542,801
Issued to shareholders electing to receive payments of distributions in Fund shares	316,120	11,285	27,784	9,215
Redemptions	(1,655,765)	(35,035)	(238,762)	(526,942)
Exchange from Class B shares	120,077	—	—	—
Exchange to Class A shares	—	(108,476)	—	—

Net increase (decrease)	(432,654)	(120,195)	(106,467)	25,074

	Year Ended August 31, 2011
	Class A	Class B	Class C	Class I

Sales	511,170	22,792	240,878	580,836
Issued to shareholders electing to receive payments of distributions in Fund shares	333,569	16,363	32,276	6,050
Redemptions	(2,828,048)	(101,267)	(619,488)	(479,730)
Exchange from Class B shares	229,351	—	—	—
Exchange to Class A shares	—	(207,133)	—	—

Net increase (decrease)	(1,753,958)	(269,245)	(346,334)	107,156

136

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2012, as determined on a federal income tax basis, were as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Aggregate cost	$46,899,061	$62,117,963	$63,408,607	$48,882,962	$75,796,542	$79,847,214

Gross unrealized appreciation	$5,591,653	$5,257,266	$8,110,301	$4,833,820	$7,748,294	$9,456,128
Gross unrealized depreciation	(193,979)	(506,947)	(636,313)	(324,877)	(1,577,006)	(493,004)

Net unrealized appreciation	$5,397,674	$4,750,319	$7,473,988	$4,508,943	$6,171,288	$8,963,124

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Aggregate cost	$110,349,632	$150,243,905	$132,854,987	$45,809,821	$96,385,755

Gross unrealized appreciation	$15,826,348	$23,048,669	$17,642,693	$4,944,835	$14,535,276
Gross unrealized depreciation	(422,267)	(2,842,439)	(522,672)	(908,319)	(1,251,035)

Net unrealized appreciation	$15,404,081	$20,206,230	$17,120,021	$4,036,516	$13,284,241

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At August 31, 2012, the Arkansas Fund and Oregon Fund had a balance outstanding pursuant to this line of credit of $100,000 and $3,100,000, respectively, at an interest rate of 1.14%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at August 31, 2012. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at August 31, 2012. The Funds’ average borrowings or allocated fees during the year ended August 31, 2012 were not significant.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

137

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at August 31, 2012 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

Alabama	12/12	3 U.S. 30-Year Treasury Bond	Short	$(449,221)	$(454,219)	$(4,998)
Arkansas	12/12	75 U.S. 30-Year Treasury Bond	Short	$(11,230,527)	$(11,355,469)	$(124,942)
Georgia	12/12	115 U.S. 30-Year Treasury Bond	Short	$(17,220,141)	$(17,411,719)	$(191,578)
Kentucky	12/12	65 U.S. 30-Year Treasury Bond	Short	$(9,733,123)	$(9,841,406)	$(108,283)
Maryland	12/12	38 U.S. 30-Year Treasury Bond	Short	$(5,690,134)	$(5,753,438)	$(63,304)
Missouri	12/12	39 U.S. 10-Year Treasury Note	Short	$(5,176,265)	$(5,215,032)	$(38,767)
	12/12	9 U.S. 30-Year Treasury Bond	Short	(1,347,663)	(1,362,656)	(14,993)
North Carolina	12/12	200 U.S. 30-Year Treasury Bond	Short	$(29,948,072)	$(30,281,250)	$(333,178)
Oregon	12/12	300 U.S. 30-Year Treasury Bond	Short	$(44,922,107)	$(45,421,875)	$(499,768)
South Carolina	12/12	300 U.S. 30-Year Treasury Bond	Short	$(44,922,107)	$(45,421,875)	$(499,768)
Tennessee	12/12	70 U.S. 30-Year Treasury Bond	Short	$(10,481,825)	$(10,598,437)	$(116,612)
Virginia	12/12	245 U.S. 30-Year Treasury Bond	Short	$(36,686,387)	$(37,094,531)	$(408,144)

At August 31, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds purchase and sell U.S. Treasury futures contracts and/or enter into interest rate swap contracts.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at August 31, 2012 were as follows:

	Alabama Fund		Arkansas Fund		Georgia Fund		Kentucky Fund		Maryland Fund		Missouri Fund

Liability Derivative:

Futures Contracts	$(4,998	)(1)	$(124,942	)(1)	$(191,578	)(1)	$(108,283	)(1)	$(63,304	)(1)	$(53,760	)(1)

Total	$(4,998)		$(124,942)		$(191,578)		$(108,283)		$(63,304)		$(53,760)

138

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

	North Carolina Fund		Oregon Fund		South Carolina Fund		Tennessee Fund		Virginia Fund

Liability Derivative:

Futures Contracts	$(333,178	)(1)	$(499,768	)(1)	$(499,768	)(1)	$(116,612	)(1)	$(408,144	)(1)

Total	$(333,178)		$(499,768)		$(499,768)		$(116,612)		$(408,144)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended August 31, 2012 was as follows:

	Alabama Fund		Arkansas Fund		Georgia Fund		Kentucky Fund		Maryland Fund		Missouri Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(380,837	)(1)	$(1,050,134	)(1)	$(1,691,827	)(1)	$(985,455	)(1)	$(369,032	)(2)	$(575,325	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(3,104	)(3)	$(269,798	)(3)	$(197,579	)(3)	$(154,508	)(3)	$(64,716	)(4)	$(54,862	)(3)

	North Carolina Fund		Oregon Fund		South Carolina Fund		Tennessee Fund		Virginia Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(2,267,115	)(2)	$(2,942,101	)(2)	$(3,641,160	)(2)	$(1,038,950	)(1)	$(3,547,703	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(280,698	)(4)	$(434,462	)(4)	$(426,696	)(4)	$(117,940	)(3)	$(316,143	)(3)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.

(2)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(3)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended August 31, 2012, which are indicative of the volume of these derivative types, were approximately as follows:

	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund	Maryland Fund	Missouri Fund

Average Notional Amount:
Futures Contracts	$1,992,000	$7,115,000	$11,038,000	$5,885,000	$3,685,000	$4,954,000
Interest Rate Swaps	$138,000	$423,000	$615,000	$462,000	$—	$281,000

	North Carolina Fund	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Average Notional Amount:
Futures Contracts	$17,231,000	$23,769,000	$27,923,000	$6,846,000	$24,038,000
Interest Rate Swaps	$—	$—	$—	$385,000	$381,000

139

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Alabama Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$54,006,735	$—	$54,006,735

Total Investments	$—	$54,006,735	$—	$54,006,735

Liability Description

Futures Contracts	$(4,998)	$—	$—	$(4,998)

Total	$(4,998)	$—	$—	$(4,998)

Arkansas Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$67,468,282	$—	$67,468,282

Total Investments	$—	$67,468,282	$—	$67,468,282

Liability Description

Futures Contracts	$(124,942)	$—	$—	$(124,942)

Total	$(124,942)	$—	$—	$(124,942)

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$75,147,595	$—	$75,147,595

Total Investments	$—	$75,147,595	$—	$75,147,595

Liability Description

Futures Contracts	$(191,578)	$—	$—	$(191,578)

Total	$(191,578)	$—	$—	$(191,578)

140

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

Kentucky Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$53,391,905	$—	$53,391,905

Total Investments	$—	$53,391,905	$—	$53,391,905

Liability Description

Futures Contracts	$(108,283)	$—	$—	$(108,283)

Total	$(108,283)	$—	$—	$(108,283)

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$85,777,830	$—	$85,777,830

Total Investments	$—	$85,777,830	$—	$85,777,830

Liability Description

Futures Contracts	$(63,304)	$—	$—	$(63,304)

Total	$(63,304)	$—	$—	$(63,304)

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$90,690,338	$—	$90,690,338

Total Investments	$—	$90,690,338	$—	$90,690,338

Liability Description

Futures Contracts	$(53,760)	$—	$—	$(53,760)

Total	$(53,760)	$—	$—	$(53,760)

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$135,688,713	$—	$135,688,713

Total Investments	$—	$135,688,713	$—	$135,688,713

Liability Description

Futures Contracts	$(333,178)	$—	$—	$(333,178)

Total	$(333,178)	$—	$—	$(333,178)

141

Eaton Vance

Municipal Income Funds

August 31, 2012

Notes to Financial Statements — continued

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$187,820,135	$—	$187,820,135

Total Investments	$—	$187,820,135	$—	$187,820,135

Liability Description

Futures Contracts	$(499,768)	$—	$—	$(499,768)

Total	$(499,768)	$—	$—	$(499,768)

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$162,865,008	$—	$162,865,008

Total Investments	$—	$162,865,008	$—	$162,865,008

Liability Description

Futures Contracts	$(499,768)	$—	$—	$(499,768)

Total	$(499,768)	$—	$—	$(499,768)

Tennessee Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$50,126,337	$—	$50,126,337

Total Investments	$—	$50,126,337	$—	$50,126,337

Liability Description

Futures Contracts	$(116,612)	$—	$—	$(116,612)

Total	$(116,612)	$—	$—	$(116,612)

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$114,519,996	$—	$114,519,996

Total Investments	$—	$114,519,996	$—	$114,519,996

Liability Description

Futures Contracts	$(408,144)	$—	$—	$(408,144)

Total	$(408,144)	$—	$—	$(408,144)

The Funds held no investments or other financial instruments as of August 31, 2011 whose fair value was determined using Level 3 inputs. At August 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

142

Eaton Vance

Municipal Income Funds

August 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Georgia Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, Eaton Vance Tennessee Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Georgia Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, Eaton Vance Tennessee Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2012, and the related statements of operations for the year then ended, the statement of cash flows of Eaton Vance Oregon Municipal Income Fund for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented in the five years ended August 31, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Georgia Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, Eaton Vance Tennessee Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund as of August 31, 2012, the results of their operations for the year then ended, the cash flows of Eaton Vance Oregon Municipal Income Fund for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented in the five years ended August 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 18, 2012

143

Eaton Vance

Municipal Income Funds

August 31, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

Alabama Municipal Income Fund	99.62%
Arkansas Municipal Income Fund	100.00%
Georgia Municipal Income Fund	100.00%
Kentucky Municipal Income Fund	99.97%
Maryland Municipal Income Fund	99.53%
Missouri Municipal Income Fund	100.00%
North Carolina Municipal Income Fund	100.00%
Oregon Municipal Income Fund	98.58%
South Carolina Municipal Income Fund	99.89%
Tennessee Municipal Income Fund	99.44%
Virginia Municipal Income Fund	99.72%

144

Eaton Vance

Municipal Income Funds

August 31, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

145

Eaton Vance

Municipal Income Funds

August 31, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Alabama Municipal Income Fund

•	Eaton Vance Arkansas Municipal Income Fund

•	Eaton Vance Georgia Municipal Income Fund

•	Eaton Vance Kentucky Municipal Income Fund

•	Eaton Vance Maryland Municipal Income Fund

•	Eaton Vance Missouri Municipal Income Fund

•	Eaton Vance North Carolina Municipal Income Fund

•	Eaton Vance Oregon Municipal Income Fund

•	Eaton Vance South Carolina Municipal Income Fund

•	Eaton Vance Tennessee Municipal Income Fund

•	Eaton Vance Virginia Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

146

Eaton Vance

Municipal Income Funds

August 31, 2012

Board of Trustees’ Contract Approval — continued

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income, and that performance had improved relative to peer funds over recent periods. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which it noted had improved for periods ended as of December 31, 2011.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

147

Eaton Vance

Municipal Income Funds

August 31, 2012

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

148

Eaton Vance

Municipal Income Funds

August 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

149

Eaton Vance

Municipal Income Funds

August 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years

Thomas M. Metzold 1958	President	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

150

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

151

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445-10/12	12MUNI1/1SRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a) –(d)

Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Georgia Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, Eaton Vance Tennessee Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 22 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended August 31, 2011 and August 31, 2012 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Alabama Municipal Income Fund

Fiscal Years Ended	8/31/11	8/31/12
Audit Fees	$30,360	$32,120
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,530	$8,730
All Other Fees(3)	$300	$310

Total	$39,190	$41,160

Eaton Vance Arkansas Municipal Income Fund

Fiscal Years Ended	8/31/11	8/31/12
Audit Fees	$27,148	$28,830
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,630	$8,830
All Other Fees(3)	$300	$310

Total	$36,078	$37,970

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/11	8/31/12
Audit Fees	$32,025	$33,810
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,430	$9,680
All Other Fees(3)	$300	$310

Total	$41,755	$43,800

Eaton Vance Kentucky Municipal Income Fund

Fiscal Years Ended	8/31/11	8/31/12
Audit Fees	$28,518	$30,230
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,030	$8,230
All Other Fees(3)	$300	$310

Total	$36,848	$38,770

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/11	8/31/12
Audit Fees	$33,547	$35,360
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,330	$9,580
All Other Fees(3)	$300	$310

Total	$43,177	$45,250

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/11	8/31/12
Audit Fees	$29,628	$31,360
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,630	$8,880
All Other Fees(3)	$300	$310

Total	$38,558	$40,550

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/11	8/31/12
Audit Fees	$33,270	$35,090
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,130	$9,380
All Other Fees(3)	$300	$310

Total	$42,700	$44,780

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/11	8/31/12
Audit Fees	$31,428	$33,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,630	$8,830
All Other Fees(3)	$300	$310

Total	$40,358	$42,340

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/11	8/31/12
Audit Fees	$31,470	$33,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,130	$9,380
All Other Fees(3)	$300	$310

Total	$40,900	$42,940

Eaton Vance Tennessee Municipal Income Fund

Fiscal Years Ended	8/31/11	8/31/12
Audit Fees	$27,148	$28,830
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,630	$8,880
All Other Fees(3)	$300	$310

Total	$36,078	$38,020

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/11	8/31/12
Audit Fees	$34,848	$36,690
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,630	$8,880
All Other Fees(3)	$300	$310

Total	$43,778	$45,880

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/10	7/31/11	8/31/11	9/30/11	7/31/12	8/31/12
Audit Fees	$310,048	$234,756	$339,390	$283,018	$218,060	$358,770
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$69,555	$60,380	$96,730	$65,550	$53,350	$99,280
All Other Fees(3)	$3,000	$2,100	$3,300	$1,500	$1,860	$3,410

Total	$382,603	$297,236	$439,420	$350,068	$273,270	$461,460

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/10	7/31/11	8/31/11	9/30/11	7/31/12	8/31/12
Registrant(1)	$72,555	$62,480	$100,030	$67,050	$55,210	$102,690
Eaton Vance(2)	$278,901	$274,431	$224,191	$226,431	$608,859	$606,619

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: October 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: October 15, 2012

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: October 15, 2012